Investment Company Act Reg. No. 811-09094

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

/ / Pre-Effective Amendment No.	/ / Post-Effective Amendment No.

LEUTHOLD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

33 South Sixth Street, Suite 4600, Minneapolis, Minnesota 55402
(Address of Registrant’s Principal Executive Offices)

(612) 332-9141
(Registrant’s Telephone Number, Including Area Code)

John C. Mueller
Leuthold Weeden Capital Management
33 South Sixth Street
Suite 4600
Minneapolis, Minnesota 55402
(Name and Address of Agent for Service)

Copies of all communications to:

Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on October 16, 2013 pursuant to Rule 488.

Title of Securities Being Registered: Shares of common stock, par value $0.0001 per share.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

PRELIMINARY AND SUBJECT TO CHANGE,
DATED SEPTEMBER 13, 2013

The information contained in this preliminary prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell nor does it seek an offer to buy the securities in any jurisdiction where the offer or sale is not permitted.

LEUTHOLD FUNDS, INC.
33 South Sixth Street
Suite 4600
Minneapolis, Minnesota 55402

[•] [•], 2013

Dear Leuthold Asset Allocation Shareholder:

          We are sending this information to you because you are a shareholder of the Leuthold Asset Allocation Fund (the “Asset Allocation Fund”), a series of Leuthold Funds, Inc. (the “Company”). The Board of Directors (the “Directors”) of the Company is pleased to announce the acquisition of the assets and liabilities of the Asset Allocation Fund by the Leuthold Core Investment Fund (the “Core Investment Fund”), another series of the Company. We sometimes refer to each of the Asset Allocation Fund and the Core Investment Fund as a “Fund” and together, the “Funds”.

          The acquisition, which is expected to become effective on or around October 25, 2013, is described in more detail in the attached Prospectus. You should review the Prospectus carefully and retain it for future reference. In connection with this acquisition, we are not asking you for a proxy and you are requested not to send a proxy.

          The Asset Allocation Fund and the Core Investment Fund have identical investment objectives. While the Funds have differing investment strategies, as described below, essentially all of the investments of the Asset Allocation Fund are within the screens of the Core Investment Fund so that they are eligible investments. As of March 31, 2013, approximately 53% of the portfolio of the Asset Allocation Fund was held by the Core Investment Fund.

          The Asset Allocation Fund was originally launched as an alternative to the Core Investment Fund shortly after the Core Investment Fund was hard closed in 2006. Since reopening the Core Investment Fund in 2009, it has been a challenge to differentiate the Asset Allocation Fund from the Core Investment Fund for investors. While steps were taken to differentiate the two mutual fund offerings in 2012, in the interest of shareholders, the Funds’ investment adviser recommended combining the funds to create a larger fund with shared costs and a singular focus. After careful deliberation, our Board of Directors agreed with the adviser's recommendation, and determined that the best course of action for shareholders is to merge the Asset Allocation Fund into the Core Investment Fund.

          In recommending the acquisition, the Directors have considered, among other things, the investment objectives and investment policies of the Funds, the Asset Allocation Fund’s prospects for future sales, the comparison of fees for the Funds and the pro forma fees for the combined Fund, the overlap of the securities held, or eligible to be held, by the Funds, the costs of the acquisition and the allocation thereof, and the tax-free nature of the acquisition, and the Directors have concluded that the acquisition is in the best interests of the Funds.

          Upon the acquisition of the Asset Allocation Fund by the Core Investment Fund, shareholders of the Asset Allocation Fund will receive shares of the Core Investment Fund, which have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholders’ shares in the Asset Allocation Fund. The Asset Allocation Fund would then terminate. The shareholders of the Asset Allocation Fund will not be assessed any sales charges or other shareholder fees in connection with the acquisition.

Sincerely,

John C. Mueller
President
Leuthold Funds, Inc.

          Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the acquisition described in the Prospectus or the securities to be issued pursuant to the acquisition under the Prospectus or determined if the Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

The enclosed Prospectus is dated [•][•], 2013 and is
first being mailed to shareholders on or about [•][•], 2013.

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LEUTHOLD FUNDS, INC.
33 South Sixth Street
Suite 4600
Minneapolis, Minnesota 55402

QUESTIONS AND ANSWERS

Dated: [•][•], 2013

          Question 1: What is this document and why did we send this document to you?

          Answer: The attached document is a Prospectus that provides you with information about the acquisition (the “Acquisition”) of the assets and liabilities of the Leuthold Asset Allocation Fund (the “Asset Allocation Fund”), a series of Leuthold Funds, Inc. (the “Company”), by the Leuthold Core Investment Fund (the “Core Investment Fund”), another series of the Company. (The Asset Allocation Fund and the Core Investment Fund are each a “Fund” and, collectively, the “Funds”.)

          On August 28, 2013, the Board of Directors (the “Directors”) of the Company approved and declared advisable the Acquisition of the Asset Allocation Fund by the Core Investment Fund. The Acquisition does not require approval by shareholders of the Asset Allocation Fund. We are not asking you for a proxy and you are requested not to send a proxy.

          Shareholders may contact the Company by writing to Leuthold Funds, Inc., 33 South Sixth Street, Suite 4600, Minneapolis, Minnesota 55402, Attention: Corporate Secretary, or by calling 1‑800‑273‑6886.

          Question 2: How will the Acquisition work?

          Answer: The Plan of Acquisition and Liquidation dated as of [•][•], 2013 (the “Plan”) provides for (1) the transfer of all the assets of the Asset Allocation Fund to the Core Investment Fund, (2) the assumption by the Core Investment Fund of all the liabilities of the Asset Allocation Fund, (3) the issuance to shareholders of the Asset Allocation Fund of shares of the Core Investment Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former shares of the Asset Allocation Fund in redemption of their shares of the Asset Allocation Fund, and (4) the termination of the Asset Allocation Fund.

          Shareholders of the Asset Allocation Fund will not be assessed any sales charges or other shareholder fees in connection with the Acquisition.

          Question 3: Why is the Acquisition taking place?

          Answer: After considering the recommendation of Leuthold Group, LLC d/b/a Leuthold Weeden Capital Management (the “Adviser”), the Directors concluded that participation by the Asset Allocation Fund in the Acquisition is in the best interests of the Asset Allocation Fund. In recommending the Acquisition, the Directors have considered, among other things, the investment objectives and investment policies of the Funds, the Asset Allocation Fund’s prospects for future sales, the comparison of fees for the Funds and the pro forma fees for the combined Fund, the overlap of the securities held, or eligible to be held, by the Funds, the costs of the acquisition and the allocation thereof, and the tax-free nature of the Acquisition.

          Question 4: When will the Acquisition take place?

          Answer: The Acquisition is expected to take place on or about October 25, 2013.

          Question 5: Who will bear the expenses of the Acquisition?

          Answer: The expenses of the Acquisition will be borne by the Adviser. The Adviser will not pay for the trading costs (including brokerage commissions, taxes, and custodian fees) that may result from the Core Investment Fund rebalancing its portfolio in the ordinary course following the Acquisition.

          Question 6: Where can I find additional information about the Funds?

          Answer: Additional information about the Funds is available in the Statement of Additional Information (“SAI”) dated [•] [•], 2013 that has been filed with the Securities and Exchange Commission (“SEC”) in connection with the Prospectus. The SAI and each Fund’s Annual Report dated September 30, 2012, which contains audited financial statements for the Funds’ fiscal year, and Semi-Annual Report dated March 31, 2013, are incorporated by reference into this Prospectus. In addition, the Prospectus, as supplemented to date, and Statement of Additional Information for the Leuthold Funds dated January 31, 2013 (the “Additional Disclosure Documents”) are also incorporated by reference into the Prospectus.

          The Additional Disclosure Documents and the Annual and Semi-Annual Reports of the Leuthold Funds are all available to shareholders without charge, simply by calling U.S. Bancorp Fund Services, LLC at 1-800-273-6886. The Funds also make available the Additional Disclosure Documents and the Annual and Semi-Annual Reports, free of charge, on their Internet website (http://www.leutholdfunds.com).

          All of this information is also available in documents filed with the SEC. You may view or obtain these documents from the SEC:

•	In person: at the SEC’s Public Reference Room in Washington, D.C.

•	By phone: 1-202-551-8090 (for information on the operations of the Public Reference Room only)

•	By mail: Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102 (duplicating fee required)

•	By electronic mail: publicinfo@sec.gov (duplicating fee required)

•	On the Internet: www.sec.gov

2

The information contained in this preliminary prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell nor does it seek an offer to buy the securities in any jurisdiction where the offer or sale is not permitted.

LEUTHOLD FUNDS, INC.
33 South Sixth Street
Suite 4600
Minneapolis, Minnesota 55402

PROSPECTUS DATED [•] [•], 2013

Acquisition of the Assets and Assumption of the Liabilities of

Leuthold Asset Allocation Fund

By, and in Exchange for Shares of,

Leuthold Core Investment Fund

          We are sending this Prospectus to you because you are a shareholder of the Leuthold Asset Allocation Fund (the “Asset Allocation Fund”), a series of Leuthold Funds, Inc. (the “Company”). The Board of Directors (the “Directors”) of the Company is pleased to announce the acquisition of the assets and liabilities of the Asset Allocation Fund by the Leuthold Core Investment Fund (the “Core Investment Fund”), another series of the Company. We sometimes refer to each of the Asset Allocation Fund and the Core Investment Fund as a “Fund” and together, the “Funds”.

          We are not asking you for a proxy and you are requested not to send a proxy.

          Additional information about the Funds is available in the Statement of Additional Information (“SAI”) dated [•] [•], 2013 that has been filed with the Securities and Exchange Commission (“SEC”) in connection with this Prospectus. The SAI and the Funds’ Annual Report dated September 30, 2012, which contains audited financial statements for the Funds’ fiscal year, and Semi-Annual Report dated March 31, 2013, are incorporated by reference into this Prospectus. In addition, the Prospectus, as supplemented to date, and Statement of Additional Information for the Leuthold Funds dated January 31, 2013 (the “Additional Disclosure Documents”) are also incorporated by reference into this Prospectus.

          The Additional Disclosure Documents and the Annual and Semi-Annual Reports of the Funds are all available to shareholders without charge, simply by calling U.S. Bancorp Fund Services, LLC at 1-800-273-6886. The Funds also make available the Additional Disclosure Documents and the Annual and Semi-Annual Reports, free of charge, on their Internet website (http://www.leutholdfunds.com).

          All of this information is also available in documents filed with the SEC. You may view or obtain these documents from the SEC:

•	In person: at the SEC’s Public Reference Room in Washington, D.C.

•	By phone: 1-202-551-8090 (for information on the operations of the Public Reference Room only)

•	By mail: Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102 (duplicating fee required)

•	By electronic mail: publicinfo@sec.gov (duplicating fee required)

•	On the Internet: www.sec.gov

          This Prospectus sets forth concisely the information about the Asset Allocation Fund and the Core Investment Fund that you should know before considering the acquisition and it should be retained for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the acquisition described in the Prospectus or the securities to be issued pursuant to the acquisition under the Prospectus or determined if the Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

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PROSPECTUS

i

I.	SYNOPSIS

	A.	Overview

          The following summary highlights differences between the Asset Allocation Fund and the Core Investment Fund. This summary is not complete; for more complete information, please read this entire document.

          The Asset Allocation Fund is a flexible, open-end fund that seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term. As of August 31, 2013, the Asset Allocation Fund – Retail had assets of approximately $194,948,693 and the Asset Allocation Fund – Institutional had assets of $56,769,819.

          The Fund is a “flexible” fund, meaning that it allocates its investments among:

•

Common stocks and other equity securities (equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options , futures and American Depository Receipts, and may engage in short sales of equity securities);

•

Bonds and other debt securities (debt securities include U.S . and foreign Treasury Notes and Bonds, investment grade corporate debt securities, agency bonds, municipal bonds, mortgage-backed securities, bank loans, convertible debt securities and debt securities below investment grade);

•	Equity securities of real estate investment trusts (REITs) and real estate companies, and real estate exchange traded funds and exchange traded notes;

•

Commodities (commodities include metals, energy and agricultural, including equity securities of companies principally engaged in the energy, metals and agriculture group of industries and exchange traded funds and exchange traded notes that invest principally in commodities); and

•	Money market instruments (including non-U.S. dollar denominated cash equivalents and foreign currency instruments);

in proportions which reflect the judgment of the investment adviser of the potential returns and risks of each asset class. The investment adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

          The Core Investment Fund is a flexible, open-end fund that seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term. As of August 31, 2013, the Core Investment Fund – Retail had assets of approximately $399,607,869 and the Core Investment Fund – Institutional had assets of $194,597,717.

          The Fund is a “flexible” fund, meaning that it allocates its investments among:

•

Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts, and may engage in short sales of equity securities);

•	Bonds and other debt securities (including U.S. Treasury Notes and Bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade); and

•	Money market instruments;

in proportions which reflect the judgment of the investment adviser of the potential returns and risks of each asset class. The investment adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

B.	Reasons for the Reorganization/Director Deliberations

          The Funds’ investment adviser, Leuthold Group, LLC d/b/a Leuthold Weeden Capital Management (the “Adviser”), recommended that the Directors approve the proposed Plan of Acquisition and Liquidation dated as of [•] [•], 2013 (the “Plan”). The Asset Allocation Fund was originally launched as an alternative to the Core Investment Fund shortly after the Core Investment Fund was hard closed in 2006. Since reopening the Core Investment Fund in 2009, it has been a challenge to differentiate the Asset Allocation Fund from the Core Investment Fund for investors. While steps were taken to differentiate the two mutual fund offerings in 2012, in the interest of shareholders, the Adviser recommended combining the funds to create a larger fund with shared costs and a singular focus.

The Directors considered the factors discussed below, among others, from the point of view of the interests of the Asset Allocation Fund and its shareholders. After careful consideration, the Directors (including all Directors who are not “interested persons” of the Funds, the Adviser or its affiliates) determined that the acquisition contemplated by the Plan (the “Acquisition”) would be in the best interests of the Asset Allocation Fund and that the interests of existing shareholders of the Funds would not be diluted as a result of the Acquisition. The Directors have unanimously approved the Plan and the Acquisition.

          The Directors considered, among other things:

•	The Asset Allocation Fund’s prospects for future sales;

•	A comparison of fees for the Funds, and the pro forma total expense ratio of the combined Fund;

•	The current asset level of the Asset Allocation Fund and the combined pro forma asset level of the combined Fund;

•	The historical performance of the Funds;

•	The investment objective and principal investments of the Funds;

•	The overlap of the securities held, or eligible to be held by the Funds; and

•	The form of the Plan and the terms and conditions of the Acquisition.

          Also, the Directors approved the Plan on behalf of the Core Investment Fund.

C.	Comparison of the Funds

	1.	Investment Objectives and Principal Investment Policies

          Asset Allocation Fund and Core Investment Fund

          The investment objective of each Fund is capital appreciation and income. While the Funds have differing investment strategies, as described below, essentially all of the investments of the Asset Allocation Fund are within the screens of the Core Investment Fund so that they are eligible investments. As of March 31, 2013, approximately 53% of the portfolio of the Asset Allocation Fund was held by the Core Investment Fund. Both Funds adjust their portfolios as necessary, and it is expected that the Core Investment Fund portfolio will be adjusted shortly after the Acquisition in compliance with its regular practices.

          Asset Allocation Fund

          The Fund is a “flexible” fund, meaning that it allocates its investments among:

•

Common stocks and other equity securities (equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options , futures and American Depository Receipts, and may engage in short sales of equity securities);

•

Bonds and other debt securities (debt securities include U.S . and foreign Treasury Notes and Bonds, investment grade corporate debt securities, agency bonds, municipal bonds, mortgage-backed securities, bank loans, convertible debt securities and debt securities below investment grade);

•	Equity securities of real estate investment trusts (REITs) and real estate companies, and real estate exchange traded funds and exchange traded notes;

•

Commodities (commodities include metals, energy and agricultural, including equity securities of companies principally engaged in the energy, metals and agriculture group of industries and exchange traded funds and exchange traded notes that invest principally in commodities); and

•	Money market instruments (including non-U.S. dollar denominated cash equivalents and foreign currency instruments);

in proportions which reflect the judgment of the Adviser of the potential returns and risks of each asset class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

Core Investment Fund

The Fund is a “flexible” fund, meaning that it allocates its investments among:

•

Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts, and may engage in short sales of equity securities);

•	Bonds and other debt securities (including U.S. Treasury Notes and Bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade); and

•	Money market instruments;

in proportions which reflect the judgment of the Adviser of the potential returns and risks of each asset class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

2.	Investment Advisory Fees

          The Asset Allocation Fund and the Core Investment Fund pay advisory fees to the Adviser at the same annual rate of 0.90% of each Fund’s average daily net assets.

3.	Distribution

          Asset Allocation Fund

          The Asset Allocation Fund (Retail Shares) has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act (the “12b-1 Plan”). The 12b-1 Plan was adopted in anticipation that the Asset Allocation Fund (Retail Shares) will benefit from the 12b-1 Plan through increased sales of shares, thereby reducing the Fund’s expense ratio and providing the Adviser with greater flexibility in management. The 12b-1 Plan authorizes payments by the Fund in connection with the distribution of its Retail Shares at an annual rate, as determined from time to time by the Directors, of up to 0.25% of the Fund’s average daily net assets. Amounts paid under the 12b-1 Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. To the extent any activity is one which the Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the 12b-1 Plan and not subject to its limitations.

          Core Investment Fund

          The Core Investment Fund has adopted a service plan pursuant to which it may pay fees of up to 0.25% of its average daily net assets to broker-dealers, financial institutions or other service providers that provide services to investors in the Fund. Payments under this plan are authorized by the officers of the Company.

4.	Purchase and Redemption Procedures

          The purchase and redemption procedures for the Funds are the same.

5.	Exchange Procedures

          The exchange procedures for the Funds are the same.

6.	Service Providers

          The Funds have the same service providers, which will continue in their capacity after the Acquisition.

7.	Business Structure

          Each Fund is a series of the Company, which is organized as a Maryland corporation and is governed by its Charter, Bylaws and Maryland law.

D.	Federal Tax Consequences of the Proposed Reorganization

          No gain or loss will be recognized by the Asset Allocation Fund or its shareholders as a result of the Acquisition. The aggregate tax basis of the shares of the Core Investment Fund received by a shareholder of the Asset Allocation Fund (including any fractional shares to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shareholder’s shares of the Asset Allocation Fund. The holding period of the shares of the Core Investment Fund received by a shareholder of the Asset Allocation Fund (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Asset Allocation Fund held by the shareholder, provided that such shares are held as capital assets by the shareholder of the Asset Allocation Fund at the time of the Acquisition. The holding period and tax basis of each asset of the Asset Allocation Fund in the hands of the Core Investment Fund as a result of the Acquisition will be the same as the holding period and tax basis of each such asset in the hands of the Asset Allocation Fund prior to the Acquisition. Provided that the Asset Allocation Fund shares surrendered constitute capital assets in the hands of the shareholder, such gain or loss realized by the shareholder will be capital gain or loss upon disposition of the shares. This tax information is based on the advice of Foley & Lardner LLP, counsel to each of the Funds. It is a condition to the closing of the Acquisition that such advice be confirmed in a written opinion of counsel. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”).

          As of September 30, 2012, the Asset Allocation Fund had a capital loss carryforward position of $334,348,407, and the Core Investment Fund had no capital loss carryforward. No distribution of capital gains to the Asset Allocation Fund shareholders prior to the closing of the Acquisition is anticipated. Prior to the closing of the Acquisition, the Company, if necessary, will declare a distribution to shareholders of the Asset Allocation Fund which, together with all previous distributions, will have the effect of distributing to the Asset Allocation Fund shareholders all of the Asset Allocation Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing.

          A significant portion of the assets of the Asset Allocation Fund may be sold in connection with the Acquisition. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Asset Allocation Fund’s basis in such assets. Any capital gains recognized in these sales will be distributed to the Asset Allocation Fund’s shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

          In the ordinary course, the Core Investment Fund rebalances its portfolio on a monthly basis. If the Acquisition had occurred as of March 31, 2013, and the Core Investment Fund had rebalanced its portfolio on the next business day, approximately 17% of the Core Investment Fund’s portfolio would have turned over, which would have resulted in approximate trading costs (including brokerage commissions, taxes, and custodian fees) of approximately $336,000.

II.	PRINCIPAL RISK FACTORS

Each of the Funds is subject to the following principal risks:

•

Market Risk: The prices of the securities, particularly the common stocks, in which the Funds invest may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

•

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•

Credit Risk: The issuers of the bonds and other debt securities held by the Funds or by the mutual funds in which the Funds invest may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial conditions that would lower the credit quality of the security, leading to greater volatility in the price of the security.

•

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Funds or by mutual funds in which the Funds invest may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Funds. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•

Short Sales Risk: The Funds will suffer a loss if they sell a security short and the value of the security rises rather than falls. It is possible that the Funds’ long positions will decline in value at the same time that the value of their short positions increases, thereby increasing potential losses to the Funds. Short sales expose the Funds to the risk that they will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Funds. The Funds’ investment performance will also suffer if they are required to close out a short position earlier than they had intended. In addition, the Funds may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Funds’ open short positions. These expenses may negatively impact the performance of the Funds. Short positions introduce more risk to the Funds than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

•

High Portfolio Turnover Risk: The Funds’ annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when a Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in a Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by a Fund’s shareholders of increased taxes on realized gains. Distributions to a Fund’s shareholders to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

•

Asset Allocation Risk: The Funds’ performance will also be affected by the Advisor’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Funds invest. For example, the Funds’ relative investment performance would suffer if only a small portion of their assets were allocated to stocks during a significant stock market advance, and their absolute investment performance would suffer if a major portion of their assets were allocated to stocks during a market decline. Finally, since the Funds intend to assume only prudent investment risk, there will be periods in which the Funds underperform mutual funds that are willing to assume greater risk.

•

Quantitative Investment Approach Risk: The Funds utilize a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

In addition to the above risks, the Asset Allocation Fund is subject to the following principal risks:

•

Real Estate Securities Risk: When the Fund invests in equity securities of REITs and real estate companies, and real estate exchange traded funds and exchange traded notes, it is subject to risks principally associated with investing in real estate: (1) possible declines in the value of real estate, (2) adverse general and local economic conditions, (3) possible lack of availability of mortgage funds, (4) changes in interest rates, and (5) environmental problems. In addition, REITs and real estate companies are subject to other risks related specifically to their structure and focus: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; (h) duplicative fees; and (i) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

•

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the Fund invests in exchange traded funds and exchange traded notes that invest principally in commodities, developments affecting commodities may have a disproportionate impact on such exchange traded funds and exchange traded notes. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

III.	COMPARISON FEE TABLE AND EXAMPLE

	A.	Fee Table

          The following table shows the Funds’ expense ratios and pro forma expense ratio of the combined Fund as of March 31, 2013. We note that the amount of dividend and interest expense for the Core Investment Fund has been greater than that of the Asset Allocation Fund for the first half of fiscal year 2013. Dividend expenses are not fees charged to shareholders by a Fund or any Fund service provider but are similar to finance charges incurred by a Fund in borrowing transactions.

Total Annual Expense Ratio

Leuthold Asset Allocation Fund - Retail	1.44%

Leuthold Asset Allocation Fund - Institutional	1.20%

Leuthold Core Investment Fund - Retail	1.34%

Leuthold Core Investment Fund - Institutional	1.23%

Combined Fund – Retail (pro forma)	1.34%

Combined Fund – Institutional (pro forma)	1.23%

          The purpose of the tables below is to assist an investor in understanding the various costs and expenses that a shareholder bears directly and indirectly from an investment in the Funds. The tables allow you to compare the expenses of each Fund and estimates for the pro forma combined Fund in its first year following the Acquisition.

	Asset Allocation Retail	Core Investment Retail	Combined (Pro Forma) Retail
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2%	2%	2%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2%	2%	2%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.22%	None	None
Other Expenses	0.27%	0.39%	0.39%
Service Fees	None	0.11%	0.11%
Dividends and Interest on Short Positions	0.02%	0.13%	0.13%
All Remaining Other Expenses	0.25%	0.15%	0.15%
Acquired Fund Fees and Expenses	0.05%[1]	0.05% [1]	0.05% [1]
Total Annual Fund Operating Expenses	1.44%	1.34%	1.34%

(1)

Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

	Asset Allocation Institutional	Core Investment Institutional	Combined (Pro Forma) Institutional
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2%	2%	2%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2%	2%	2%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	None	None	None
Other Expenses	0.25%	0.28%	0.28%
Service Fees	None	None	None
Dividends and Interest on Short Positions	0.01%	0.12%	0.12%
All Remaining Other Expenses	0.24%	0.16%	0.16%
Acquired Fund Fees and Expenses	0.05%[1]	0.05%[1]	0.05%[1]
Total Annual Fund Operating Expenses	1.20%	1.23%	1.23%

(1)

Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

          The projected post-Acquisition pro forma Annual Fund Operating Expenses presented above are based upon numerous material assumptions. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses will be achieved, because expenses depend on a variety of factors, including the future level of Fund assets, many of which are beyond the control of the Funds and the Adviser.

B.	Example

          The Examples are to help you compare the cost of investing in each Fund with the cost of investing in the combined Fund on a pro forma combined basis. They assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that a Fund’s operating expenses stay the same and that all dividends and distributions are reinvested.

	One Year	Three Years	Five Years	Ten Years

Leuthold Asset Allocation - Retail	$147	$456	$787	$1,724

Leuthold Core Investment - Retail	$136	$425	$734	$1,613

Combined Fund (Pro Forma) - Retail	$136	$425	$734	$1,613

Leuthold Asset Allocation - Institutional	$122	$381	$660	$1,455

Leuthold Core Investment - Institutional	$125	$390	$676	$1,489

Combined Fund (Pro Forma) - Institutional	$125	$390	$676	$1,489

          The projected Examples presented above are based upon numerous material assumptions. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses will be achieved, because expenses depend on a variety of factors, including the future level of Fund assets, many of which are beyond the control of the Funds and the Adviser.

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION

	A.	Summary of the Proposed Reorganization

          The Plan provides for (1) the transfer of all the assets of the Asset Allocation Fund to the Core Investment Fund, (2) the assumption by the Core Investment Fund of all the liabilities of the Asset Allocation Fund, (3) the issuance to shareholders of the Asset Allocation Fund of shares of the Core Investment Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former shares of the Asset Allocation Fund in redemption of their shares of the Asset Allocation Fund, and (4) the termination of the Asset Allocation Fund.

          Shareholders of the Asset Allocation Fund will not be assessed any sales charges or other shareholder fees in connection with the Acquisition.

B.	Terms of the Plan

          As provided in the Plan, the Core Investment Fund will acquire all the assets and assume all the liabilities, expenses and obligations of the Asset Allocation Fund at the effective time of the Acquisition (the “Effective Time”). In return, the Core Investment Fund will issue, and the Asset Allocation Fund will distribute to its shareholders, a number of full and fractional shares of the Core Investment Fund, determined by dividing the net value of all the assets of the Asset Allocation Fund by the NAV of one share of the Core Investment Fund. For this purpose, the Plan provides the times for and methods of determining the net value of the assets of each Fund. The Plan provides that shareholders of the Asset Allocation Fund will be credited with shares of the Core Investment Fund corresponding to the aggregate NAV of the Asset Allocation Fund shares that the shareholder holds of record at the Effective Time.

          Following the distribution of the Core Investment Fund shares in full liquidation of the Asset Allocation Fund, the Asset Allocation Fund will wind up its affairs and terminate as soon as is reasonably possible after the Acquisition.

          The projected expenses of the Acquisition, largely those for legal, accounting and printing, are estimated to total approximately $35,000. The projected expenses will be borne by the Adviser. (The Adviser will not pay for the trading costs (including brokerage commissions, taxes, and custodian fees) that may result from the Core Investment Fund rebalancing its portfolio in the ordinary course following the Acquisition.)

          Under applicable legal and regulatory requirements, none of the Asset Allocation Fund’s shareholders will be entitled to exercise objecting shareholders’ appraisal rights, namely, to demand the fair value of their shares in connection with the Acquisition. Therefore, shareholders will be bound by the terms of the Acquisition under the Plan. However, any shareholder of the Asset Allocation Fund may redeem shares of common stock prior to the Acquisition.

          Completion of the Acquisition is subject to certain conditions set forth in the Plan. The Directors may terminate the Plan under certain circumstances. Among other circumstances, the Directors may terminate the Plan upon a determination that proceeding with the Plan is not in the best interests of a Fund or of its shareholders.

          A copy of a form of the Plan for the Acquisition is attached as Exhibit A.

C.	Description of the Core Investment Shares

          Under the Plan, the Core Investment Fund will issue additional shares of its common stock for distribution to shareholders of the Asset Allocation Fund. Under the Company’s Charter, the Core Investment Fund may issue up to 250,000,000 retail shares of common stock, par value $0.0001 per share and 250,000,000 institutional shares of common stock, par value $0.0001 per share.

          When the Acquisition of the Asset Allocation Fund by the Core Investment Fund is consummated, shareholders of the Asset Allocation Fund will receive shares of the Core Investment Fund having an aggregate NAV equal to the aggregate NAV of the shareholder’s shares in the Asset Allocation Fund.

          Each share of the Core Investment Fund represents an equal proportionate interest with other shares of the Fund. Each share has equal earnings, assets, and voting privileges, and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to the Core Investment Fund as authorized by the Directors. Shares of the Core Investment Fund entitle their holders to one vote per full share and fractional votes for fractional shares held.

          Shares of the Core Investment Fund received by the Asset Allocation Fund in the Acquisition will be issued at NAV, without a sales charge, and will be fully paid and non-assessable.

D.	Reasons for the Reorganization Considered by the Board

          The Adviser recommended that the Directors approve the proposed Plan and Acquisition. The Asset Allocation Fund was originally launched as an alternative to the Core Investment Fund shortly after the Core Investment Fund was hard closed in 2006. Since reopening the Core Investment Fund in 2009, it has been a challenge to differentiate the Asset Allocation Fund from the Core Investment Fund for investors. While steps were taken to differentiate the two mutual fund offerings in 2012, in the interest of shareholders, the Adviser recommended combining the funds to create a larger fund with shared costs and a singular focus.

          The Directors considered the factors discussed below from the point of view of the interests of the Asset Allocation Fund and its shareholders. After careful consideration, the Directors (including all Directors who are not “interested persons” of the Funds, the Adviser or its affiliates) determined that the Acquisition would be in the best interests of the Asset Allocation Fund and that the interests of existing shareholders of the Funds would not be diluted as a result of the Acquisition. The Directors have unanimously approved the Plan and the Acquisition.

          The Directors considered, among other things:

•	The Asset Allocation Fund’s prospects for future sales;

•	A comparison of fees for the Funds, the pro forma total expense ratio of the combined Fund;

•	The current asset level of the Asset Allocation Fund and the combined pro forma asset level of the combined Fund;

•	The historical performance of the Funds;

•	The investment objective and principal investments of the Funds;

•	The overlap of the securities held, or eligible to be held, by the Funds;

•	The form of the Plan and the terms and conditions of the Acquisition;

•	The fact that the Funds have the same advisory contract terms and pay the same advisory fee rates;

•	Whether the Acquisition would result in the dilution of shareholders’ interests;

•	The fact that no changes in service providers would result from the Acquisition;

•	The benefits of the Acquisition to the Adviser, which will benefit from the elimination of separate monitoring and administration of the Asset Allocation Fund;

•	The fact that the Core Investment Fund will assume all the liabilities, expenses and obligations of the Asset Allocation Fund;

•	The expected federal income tax consequences of the Acquisition; and

•	The expenses of the Acquisition, and the fact that these would be borne by the Adviser

          Also, the Directors approved the Plan on behalf of the Core Investment Fund.

E.	Federal Income Tax Consequences

          Subject to certain stated assumptions contained therein, the Asset Allocation Fund will receive an opinion of Foley & Lardner LLP, its counsel, substantially to the following effect: (1) the Acquisition will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code, as amended (the “Code”), and that the Asset Allocation Fund and the Core Investment Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code; (2) a shareholder of the Asset Allocation Fund will recognize no gain or loss on the exchange of the shareholder’s shares of the Asset Allocation Fund; (3) neither the Asset Allocation Fund nor the Core Investment Fund will recognize any gain or loss upon the transfer of all of the assets of the Asset Allocation Fund to the Core Investment Fund in exchange for shares of the Core Investment Fund and the assumption by the Core Investment Fund of the liabilities of the Asset Allocation Fund pursuant to the Plan or upon the distribution of shares of the Core Investment Fund to shareholders of the Asset Allocation Fund in exchange for their respective shares of the Asset Allocation Fund; (4) the holding period and tax basis of the assets of the Asset Allocation Fund acquired by the Core Investment Fund will be the same as the holding period and tax basis that the Asset Allocation Fund had in such assets immediately prior to the Acquisition; (5) the aggregate tax basis of shares of the Core Investment Fund received in connection with the Acquisition by each shareholder of the Asset Allocation Fund (including any fractional share to which the shareholder may be entitled) will be the same as the aggregate tax basis of the shares of the Asset Allocation Fund surrendered in exchange therefor; (6) the holding period of shares of the Core Investment Fund received in connection with the Acquisition by each shareholder of the Asset Allocation Fund (including any fractional share to which the shareholder may be entitled) will include the holding period of the shares of the Asset Allocation Fund surrendered in exchange therefore, provided that such the Asset Allocation Fund shares constitute capital assets in the hands of the shareholder as of the Closing Date; and (7) the Core Investment Fund will succeed to the capital loss carryovers of the Asset Allocation Fund but the use of the Asset Allocation Fund’s existing capital loss carryovers (as well as the carryovers of the Core Investment Fund) may be subject to limitation under Section 383 of the Code after the Acquisition. This opinion of counsel will not be binding on the IRS or a court and there is no assurance that the IRS or a court will not take a view contrary to those expressed in the opinion.

          A significant portion of the assets of the Asset Allocation Fund may be sold in connection with the Acquisition. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Asset Allocation Fund’s basis in such assets. Any capital gains recognized in these sales will be distributed to the Asset Allocation Fund’s shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

          As of September 30, 2012, the Asset Allocation Fund had a capital loss carryforward position of $334,348,407, and the Core Investment Fund had no capital loss carryforward. No distribution of capital gains to the Asset Allocation Fund shareholders prior to the closing of the Acquisition is anticipated. Prior to the closing of the Acquisition, the Company, if necessary, will declare a distribution to shareholders of the Asset Allocation Fund which, together with all previous distributions, will have the effect of distributing to the Asset Allocation Fund shareholders all of the Asset Allocation Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing.

          In the ordinary course, the Core Investment Fund rebalances its portfolio on a monthly basis. If the Acquisition had occurred as of March 31, 2013, and the Core Investment Fund had rebalanced its portfolio on the next business day, approximately 17% of the Core Investment Fund’s portfolio would have turned over, which would have resulted in approximate trading costs (including brokerage commissions, taxes, and custodian fees) of approximately $336,000.

          Shareholders of the Asset Allocation Fund are encouraged to consult their tax advisers regarding the effect, if any, of the Acquisition in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Acquisition, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Acquisition.

F.	Comparison of Shareholder Rights

          The Asset Allocation Fund and the Core Investment Fund are each a series of the Company, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and organized as a Maryland corporation.

          The Maryland General Corporation Law permits registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

          The Company’s Bylaws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

          Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Company’s Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Company; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

          If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

          After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

G.	Capitalization

          The capitalization of the Asset Allocation Fund and the Core Investment Fund as of March 31, 2013 and the combined Fund’s pro forma capitalization after giving effect to the Acquisition are set forth in the following table. The table does not show the actual combined aggregate net assets or number of shares of the Core Investment Fund to be issued in connection with the Acquisition, as this will depend upon the net asset value and number of shares outstanding of the Asset Allocation Fund at the Effective Time.

	Asset Allocation Fund (Retail)	Core Investment Fund (Retail)	Pro Forma Combined (Retail)

Aggregate Net Assets	$253,512,191	$461,019,313	$714,531,504

Shares Outstanding	23,794,409	25,956,083	40,230,418

Net Asset Value Per Share	$10.65	$17.76	$17.76

	Asset Allocation Fund (Institutional)	Core Investment Fund (Institutional)	Pro Forma Combined (Institutional)

Aggregate Net Assets	$92,568,523	$208,128,161	$300,696,684

Shares Outstanding	8,655,245	11,723,930	16,939,058

Net Asset Value Per Share	$10.70	$17.75	$17.75

V.	INFORMATION ABOUT THE FUNDS

	A.	Investment Objective and Investment Strategies

Asset Allocation Fund and Core Investment Fund

          The investment objective of each Fund is capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term. While the Funds have differing investment strategies, as described below, essentially all of the investments of the Asset Allocation Fund are within the screens of the Core Investment Fund so that they are eligible investments. As of March 31, 2013, approximately 53% of the portfolio of the Asset Allocation Fund was held by the Core Investment Fund. Both funds adjust their portfolios as necessary, and it is expected that the Core Investment Fund portfolio will be adjusted shortly after the Acquisition in compliance with its regular practices.

          Asset Allocation Fund

          The Fund is a “flexible” fund, meaning that it allocates its investments among:

•

Common stocks and other equity securities (equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options , futures and American Depository Receipts, and may engage in short sales of equity securities);

•

Bonds and other debt securities (debt securities include U.S . and foreign Treasury Notes and Bonds, investment grade corporate debt securities, agency bonds, municipal bonds, mortgage-backed securities, bank loans, convertible debt securities and debt securities below investment grade);

•	Equity securities of real estate investment trusts (REITs) and real estate companies, and real estate exchange traded funds and exchange traded notes;

•

Commodities (commodities include metals, energy and agricultural, including equity securities of companies principally engaged in the energy, metals and agriculture group of industries and exchange traded funds and exchange traded notes that invest principally in commodities); and

•	Money market instruments (including non-U.S. dollar denominated cash equivalents and foreign currency instruments);

in proportions which reflect the judgment of the Adviser of the potential returns and risks of each asset class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

The Fund expects that normally:

•	30% to 70% of its assets will be invested in common stocks and other equity securities;

•	20% to 60% of its assets will be invested in bonds and other debt securities (other than money market instruments);

•	up to 20% of its assets will be invested in equity securities of REITs and real estate companies, and real estate exchange traded funds and exchange traded notes;

•	up to 20% of its assets will be invested in commodities; and

•	up to 20% of its assets will be invested in money market instruments (including non-U.S. dollar denominated cash equivalents and foreign currency instruments).

The Fund’s investments in common stocks and other equity securities may consist of:

•	Large, mid, or small capitalization common stocks;

•	Growth stocks, value stocks, or cyclical stocks;

•	Aggressive stocks or defensive stocks;

•	Stocks in any industry or sector;

•	Equity mutual funds and exchange-traded funds;

•	Common stocks of foreign issuers;

•	Futures ; and

•	Options

          The Fund will use a multi-factor asset selection approach which utilizes valuation, growth, investor sentiment, quality/profitability, and price components along with a top-down, quantitative group attractiveness assessment (through the Adviser’s Global Group Strategy). The Global Group Strategy utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection on a global scale.

          The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks which the Adviser believes are the most attractive. Such adjustments may result in high portfolio turnover.

          The Fund’s investments in bonds and other debt securities may include U.S. and foreign Treasury Notes and Bonds, investment grade corporate debt securities, agency bonds, municipal bonds, convertible debt securities, high yield securities commonly known as “junk bonds,” mortgage-backed securities, bank loans, and debt securities of foreign issuers. The Fund may also invest in mutual funds and exchange-traded funds that invest in high yield securities.

          The Fund may engage in short sales of index-related and other equity securities to reduce its asset exposure or to profit from an anticipated decline in the price of the security sold short.

          The Fund will allocate assets to equities, bonds, real estate securities, commodities, and cash. A combination of the following models will be used to assess the attractiveness of each asset class. The “macro model” examines the macro-environment and assesses which asset class tends to perform better in environments closely resembling the current conditions. The “technical/momentum model” evaluates the momentum of each asset class relative to the other asset classes. The “structural model” seeks to evaluate the attractiveness of each asset class, on a long-term basis, based on the components of total return – income generation, growth potential, and valuation. Asset classes expected to generate significant income with higher growth rates, as well as an opportunity for valuation expansion are deemed most attractive. The overall allocation to a specific asset class is a function of its attractiveness, risk profile, portfolio-level constraints, and overall portfolio-level objectives such as target return and risk.

Core Investment Fund

The Fund is a “flexible” fund, meaning that it allocates its investments among:

•

Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts, and may engage in short sales of equity securities);

•	Bonds and other debt securities (including U.S. Treasury Notes and Bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade); and

•	Money market instruments;

in proportions which reflect the judgment of the Adviser of the potential returns and risks of each asset class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

The Fund expects that normally:

•	30% to 70% of its assets will be invested in common stocks and other equity securities;

•	30% to 70% of its assets will be invested in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and

•	up to 20% of its assets will be invested in money market instruments.

The Fund’s investments in common stocks and other equity securities may consist of:

•	Large, mid, or small capitalization common stocks;

•	Growth stocks, value stocks, or cyclical stocks;

•	Aggressive stocks or defensive stocks;

•	Stocks in any industry or sector;

•	Equity mutual funds and exchange-traded funds;

•	Common stocks of foreign issuers; and

•	Options.

          In investing in equity securities and debt securities, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).

          Pursuant to the Select Industries Strategy, the Adviser believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 120 groups. The major types of groups the Adviser monitors as part of the Select Industries Strategy are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

          The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments usually results in high portfolio turnover.

          The Fund’s investments in bonds and other debt securities normally will consist of U.S. Treasury Notes and Bonds, although the Fund may also invest in investment grade corporate debt securities, high yield securities commonly known as “junk bonds,” and debt securities of foreign issuers. The Funds may also invest in mutual funds and exchange-traded funds that invest in high yield securities.

          The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

          The Fund’s investments are allocated among the three asset classes as follows: first, the Adviser analyzes the U.S. Government bond market with the goal of determining the risks and returns that U.S. Treasury securities present over the next one to five years; next, the Adviser assesses the probability that common stocks as an asset class will perform better than U.S. Treasury securities; and finally, the Adviser implements the asset allocation strategy.

B.	Advisory Agreements

          The investment adviser to each Fund is Leuthold Weeden Capital Management, 33 South Sixth Street, Suite 4600, Minneapolis, Minnesota 55402. Pursuant to the investment advisory agreements entered into between the Funds and the Adviser with respect to each Fund (the “Advisory Agreements”), the Adviser furnishes continuous investment advisory services to the Funds.

          The Adviser supervises and manages the investment portfolio of each Fund and, subject to such policies as the Board of Directors of the Funds may determine, directs the purchase or sale of investment securities in the day-to-day management of each Fund’s investment portfolio. Firm-wide risks for the Adviser are recorded and reviewed at least annually by management of the Adviser. As part of this process, risks inherent in the Funds are quantified and analyzed monthly by management of the Adviser and the Funds’ portfolio managers.

          Under the Advisory Agreements, the Adviser, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Funds and pays salaries and fees of all officers and directors of the Funds (except the fees paid to directors who are not interested persons of the Adviser).

          Each Fund pays all of its expenses not assumed by the Adviser including, but not limited to, the costs of preparing and printing its registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto, the expenses of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing stockholders, the cost of director and officer liability insurance, reports to stockholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions. Each Fund also pays the fees of directors who are not officers of the Funds or interested persons of the Adviser, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of assets of the Funds, expenses of calculating the net asset value and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and share transfer agents, including the cost of keeping all necessary stockholder records and accounts and handling any problems relating thereto.

          The Adviser has undertaken to reimburse each of the Core Investment Fund and the Asset Allocation Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and the administration fee but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 2% with respect to the Core Investment Fund, and 1.50% with respect to the Asset Allocation Fund. As of the date hereof, no such state law provision was applicable to any of the Funds. Additionally, the Adviser has voluntarily agreed to reimburse the Core Investment Fund to the extent aggregate annual operating expenses as described above exceed 1.25% of the Fund’s daily net assets.

          Each Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser’s fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Adviser’s fee, the Adviser will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund’s fiscal year if accrued expenses thereafter fall below this limit. If, in any of the three fiscal years following any fiscal year in which the Adviser has reimbursed a Fund for excess expenses, such Fund’s expenses, as a percentage of such Fund’s average net assets, are less than the applicable expense ratio limit, such Fund shall repay to the Adviser the amount the Adviser reimbursed the Fund; provided, however, that the Fund’s expense ratio shall not exceed the applicable limit.

          The Advisory Agreements remain in effect as long as their continuance is specifically approved at least annually (i) by the Board of Directors of the Funds or by the vote of a majority (as defined in the Investment Company Act of 1940) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the Funds who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements provide that they may be terminated at any time without the payment of any penalty, by the Board of Directors of the Funds or by vote of the majority of the applicable Fund’s stockholders on sixty (60) days’ written notice to the Adviser, and by the Adviser on the same notice to the Funds, and that they shall be automatically terminated if it is assigned.

          Each Advisory Agreement provides that the Adviser shall not be liable to the Funds or their stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. Each Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

          The Adviser may pay compensation, out of its own funds and not as an expense of the Funds, to certain unaffiliated brokers, dealers or other financial intermediaries (“financial intermediaries”) in connection with the sale or retention of shares of the Funds or shareholder servicing. For example, the Adviser may pay additional compensation for the purpose of providing services to the Funds or to shareholders of the Funds, including shareholder servicing, transaction processing, sub-accounting services and marketing support. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Funds’ shares or the amount the Fund receives as proceeds from such sales. The making of revenue sharing payments could create a conflict of interest for financial intermediaries receiving such payments.

C.	Performance

          For a discussion of the Asset Allocation Fund’s performance during the fiscal year ended September 30, 2012, see Exhibit B.

          For a discussion of the Core Investment Fund’s performance during the fiscal year ended September 30, 2012, see Exhibit C.

D.	Fund Management and Portfolio Managers

           The Directors direct the management of the business and affairs of the Funds. The Directors approve all significant agreements between the respective Fund and persons or companies furnishing services to it, including a Fund’s agreements with the Adviser and the Fund’s custodian, transfer and dividend disbursing agent. The day-to-day operations of a Fund are delegated to its officers and the Adviser, subject to the Fund’s investment objective and policies and to general supervision by the Directors.

          Douglas R. Ramsey, CFA, Matthew B. Paschke, CFA, and Chun Wang, CFA, are the portfolio managers of the Asset Allocation Fund. Mr. Ramsey is the chief investment officer and a portfolio manager of the Advisor and has been a senior analyst of the Leuthold Group since 2005. Mr. Paschke is a portfolio manager of the Advisor and has been a senior analyst of the Leuthold Group since 2000. Mr. Wang is a portfolio manager of the Advisor and has been a senior analyst of the Leuthold Group since 2009.

          Douglas R. Ramsey, CFA, Matthew B. Paschke, CFA, and Chun Wang, CFA, are the portfolio managers of the Core Investment Fund. Mr. Ramsey is the chief investment officer and a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2005. Mr. Paschke is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2000. Mr. Wang is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2009.

E.	Net Asset Value

          The price at which investors purchase shares of a Fund and at which shareholders redeem shares of a Fund is called its net asset value. Each Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on holidays and weekends. Each Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. If market quotations are not available or reliable, each Fund will value securities at their fair value pursuant to procedures established by and under the supervision of the Directors.

          The fair value of a security is the amount which the applicable Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the applicable Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. Market quotations of foreign securities may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the New York Stock Exchange. The Funds value most money market instruments they hold at their amortized cost. Each Fund processes purchase orders that it receives and accepts and redemption orders that it receives prior to the close of regular trading on a day in which the New York Stock Exchange is open at the net asset value determined later that day. They will process purchase orders that they receive and accept and redemption orders that they receive after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.

F.	Shares

          For a discussion of how shares of the Funds’ may be purchased and redeemed, see below, provided that shares of the Asset Allocation Fund may no longer be purchased as of October 22, 2013.

          Rights of Shares

          The shares of each Fund are fully paid and non-assessable; have no preference as to conversion, exchange, dividends, retirement or other features; and have no preemptive rights. Such shares have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they so choose. Generally shares are voted in the aggregate and not by each Fund, except where class voting rights by Fund is required by Maryland law or the 1940 Act.

          The shares of each Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of a Fund, together with all income, earnings, profits and proceeds thereof, belong to that Fund and are charged with the liabilities in respect of that Fund and of that Fund’s share of the general liabilities of the Company in the proportion that the total net assets of the Fund bears to the total net assets of all of the Funds. However the Directors may, in their discretion direct that any one or more general liabilities of the Company be allocated among the Funds on a different basis. The net asset value per share of each Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid on shares of each Fund only out of lawfully available assets belonging to that Fund. In the event of liquidation or dissolution of the Company, the shareholders of each Fund will be entitled, out of the assets of the Company available for distribution, to the assets belonging to such Fund.

          Purchasing Shares

          Shares of the Funds have not been registered for sale outside of the United States. The Funds generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

How to Purchase Shares from the Funds

•	Read this Prospectus carefully.

•

Determine how much you want to invest, keeping in mind the following minimums. (The Funds reserve the right to waive or reduce the minimum initial investment amounts described below for purchases made through certain retirement, benefit , and pension plans, or for certain classes of shareholders):

New accounts

Leuthold Asset Allocation Fund (Institutional Class)	$1,000,000

Leuthold Core Investment Fund (Institutional Class)	$1,000,000

Individual Retirement Accounts (other than Institutional Class)	$ 1,000

Coverdell Education Savings Account	$ 1,000

All other accounts	$ 10,000*

*	A Fund may, but is not required to, accept initial investments of not less than $1,000 from investors who are related to, or affiliated with, shareholders who have invested $10,000 in the Fund.

Existing accounts

Dividend reinvestment	No Minimum

Automatic Investment Plan	$ 50

All other accounts	$100

•

Complete the Purchase Application accompanying the Prospectus, carefully following the instructions. For additional investments, complete the Additional Investment Form attached to a Fund’s confirmation statements. (The Funds have additional Purchase Applications and Additional Investment Forms if needed.) In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number, and permanent street address. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the transfer agent verify your identity. Mailing addresses containing only a P.O. Box will not be accepted. If the transfer agent does not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received. If you have any questions, please call 1-800-273-6886.

•

Make your check payable to “Leuthold [Name of] Fund.” All checks must be in U.S. dollars drawn on U.S. banks. A Fund will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated online billpay checks , or any conditional order or payment. U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account for any payment check returned for any reason. The shareholder will also be responsible for any losses suffered by the Funds as a result.

          Send the application and check to:

FOR FIRST CLASS MAIL

Leuthold Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

FOR OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL

Leuthold Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

          Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address.

          If you are making an initial investment in a Fund, before you wire funds, please contact the transfer agent by phone (1-800-273-6886) to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given. Before sending any subsequent investments by wire, please contact the transfer agent to advise them of your intent to wire funds.

          Funds should be wired to:

U.S. Bank, N.A. 777 E. Wisconsin Ave. Milwaukee, WI 53202 ABA #075000022

Credit:

U.S. Bancorp Fund Services, LLC Account #112-952-137

Further Credit:

(name of Fund to be purchased) (shareholder registration) (shareholder account number)

          Please remember that U.S. Bank, N.A. must receive your wired funds prior to the close of regular trading on the New York Stock Exchange for you to receive same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

          Choosing a Share Class

          Each of the Core Investment Fund and the Asset Allocation Fund offer two classes of shares, Retail Shares and Institutional Shares. The two classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in the expenses to which they are subject and required investment minimums. Retail Shares of the Asset Allocation Fund are subject to distribution (12b-1) fees of up to 0.25% of the Fund’s average daily net assets allowable to Retail Shares, whereas Institutional Shares are not subject to any distribution fees. With respect to Institutional Shares of the Core Investment Fund and the Asset Allocation Fund held by financial intermediaries in omnibus accounts, these Funds may pay a fee in respect of the provision of sub-transfer and related services to beneficial owners in omnibus accounts maintained by such financial intermediaries with these Funds (Omnibus Account Fees); provided that the aggregate Omnibus Account Fees may not exceed 0.15% of the applicable Fund’s average daily net assets allocable to Institutional Shares. Retail Shares of the Core Investment Fund are subject to an annual service fee of up to 0.25% of the Fund’s average daily net assets allocable to Retail Shares.

          Retail Shares are available for purchase by all types of investors. Institutional Shares are available only to shareholders who invest directly in the Asset Allocation Fund or the Core Investment Fund, or who invest through a broker-dealer, financial institution, or servicing agent that does not receive a service fee from the Fund or the Adviser. There is also a higher minimum initial investment requirement with respect to Institutional Shares.

          If you qualify as a purchaser of Institutional Shares, but your account is invested in Retail Shares, you may convert your Retail Shares to Institutional Shares based on the relative net asset values of the two Classes on the conversion date.

          Purchasing Fund Shares from Servicing Agents

          Some broker-dealers may sell shares of the Funds. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

          The Funds may enter into agreements with broker-dealers, financial institutions, or other service providers (“Servicing Agents”) that may include the Funds as investment alternatives in the programs they offer or administer. Depending on your Servicing Agent’s arrangements with the Asset Allocation Fund or the Core Investment Fund, you may qualify to purchase Institutional Shares, which are subject to lower ongoing expenses. Please see “Choosing a Share Class” above for more information or contact your Servicing Agent. Servicing Agents may:

•

Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents may not be subject to the Funds’ minimum purchase requirement.

•

Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds. Please contact your Servicing Agent for information regarding cut-off times for trading the Funds.

•	Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

•

Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

•

Be authorized to accept purchase orders on behalf of the Funds (and designate other Servicing Agents to accept purchase orders on behalf of the Funds). This means that the Funds will process the purchase order at the net asset value which is determined following the Servicing Agent’s (or its designee’s) acceptance of the customer’s order.

          If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent because particular Servicing Agents may adopt policies or procedures that are separate from those of the Funds. Investors purchasing or redeeming through a Servicing Agent need to check with the Servicing Agent to determine whether the Servicing Agent has entered into an agreement with the Funds. When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Funds on a timely basis. If the Servicing Agent does not place the order on a timely basis, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

          The Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers, to reimburse them for the marketing expenses they incur, or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Funds and/or the Adviser and may differ among Servicing Agents. Such payments may provide incentives for Servicing Agents to make shares of the Funds available to their customers, and may allow the Funds greater access to such Servicing Agents and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

          Other Information about Purchasing Shares of a Fund

          A Fund may reject any share purchase application for any reason. The Funds will not accept initial purchase orders made by telephone, unless they are from a Servicing Agent which has an agreement with the Funds.

          The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all purchases of shares.

          The Funds offer an automatic investment plan allowing shareholders to make purchases, in amounts of $50 or more, on a regular and convenient basis. To use this service, the shareholder must authorize the transfer of funds from their checking or savings account by completing the Automatic Investment Plan section of the Purchase Application and attaching either a voided check or pre-printed savings deposit slip. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. The transfer agent is unable to debit mutual fund or pass through accounts. If your payment is rejected by your bank, the transfer agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the transfer agent five days prior to effective date.

          The Funds offer a telephone purchase option for subsequent purchases pursuant to which money will be moved from the shareholder’s bank account to the shareholder’s Fund account upon request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. Fund shares are purchased at the net asset value determined as of the close of regular trading on the day U.S. Bancorp Fund Services, LLC receives the purchase order. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The minimum transaction amount for a telephone purchase is $100.

          The Funds offers the following retirement plans:

Traditional IRA

Roth IRA

SEP IRA

Simple IRA

          The Funds recommend that investors consult with a competent financial and tax advisor regarding the IRAs before investing through them. Investors can obtain further information about the automatic investment plan, the telephone purchase plan , and the IRAs by calling 1-800-273-6886.

          Householding

          To reduce expenses, the Funds generally mails only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts and to shareholders the Funds reasonably believes are from the same family or household. This is referred to as “householding.” If you wish to discontinue householding and receive individual copies of these documents, please call us at 1-800-273-6886. Once the Funds receive notice to stop householding, they will begin sending individual copies thirty days after receiving the request. This policy does not apply to account statements.

Redeeming Shares

How to Redeem (Sell) Shares by Mail

Prepare a letter of instruction containing:

•	account number(s)

•	the amount of money or number of shares being redeemed

•	the name(s) on the account

•	daytime phone number

•

additional information that the Funds may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, in advance, at 1-800-273-6886 if you have any questions.

          Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

A signature guarantee will be required for the following situations:

•	When redemption proceeds are payable or sent to any person, address , or bank account not on record.

•	The redemption request is received within 30 days after an address change.

•	If ownership is changed on your account.

•	When establishing or modifying certain services on an account.

          In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances, based on the circumstances related to the particular situation. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agent Medallion Program (STAMP).

          A notarized signature is not an acceptable substitute for a signature guarantee.

          Send the letter of instruction to:

FOR FIRST CLASS MAIL

Leuthold Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

FOR OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL

Leuthold Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address.

          How to Redeem (Sell) Shares by Telephone

          Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming shares by telephone. This can be done by completing the appropriate section on the Purchase Application. Shares held in IRAs cannot be redeemed by telephone. In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. The request must be signed by each shareholder of the account and may require a signature guarantee. Further documentation may be requested from corporations, executors, administrators, trustees, and guardians.

          Assemble the same information that you would include in the letter of instruction for a written redemption request. Once a telephone transaction has been placed, it cannot be canceled or modified. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

          Call U.S. Bancorp Fund Services, LLC at 1-800-273-6886. Please do not call the Funds or the Adviser.

          How to Redeem using a Systematic Withdrawal Plan

          Instruct U.S. Bancorp Fund Services, LLC that you want to set up a Systematic Withdrawal Plan. This can be done by completing the appropriate section on the Purchase Application. You may choose to receive a minimum amount of $100 on any day of the month. Payments can be made by check to your address of record, or by electronic funds transfer through the Automated Clearing House (ACH) network directly to your predetermined bank account. Your Fund account must have a minimum balance of $10,000 to participate in this Plan. This Plan may be terminated at any time by the Funds and you may terminate the Plan by contacting U.S. Bancorp Fund Services, LLC in writing. Any notification of change or termination should be provided to the transfer agent in writing at least five days prior to effective date. The Systematic Withdrawal Plan is not available to holders of Institutional Shares of the Asset Allocation Fund or the Core Investment Fund.

          A withdrawal under the Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

          How to Redeem (Sell) Shares through Servicing Agents

          If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

          Redemption Price

          The redemption price per share you receive for redemption requests is the next determined net asset value after:

•	U.S. Bancorp Fund Services, LLC receives your written request in proper form with all required information.

•	U.S. Bancorp Fund Services, LLC receives your authorized telephone request with all required information.

•	A Servicing Agent (or its designee) that has been authorized to accept redemption requests on behalf of the Funds receives your request in accordance with its procedures.

Payment of Redemption Proceeds

•

For those shareholders who redeem shares by mail, U.S. Bancorp Fund Services, LLC will mail a check in the amount of the redemption proceeds typically on the business day following the redemption, but no later than the seventh day after it receives the written request in proper form with all required information.

•

For those shareholders who redeem by telephone, U.S. Bancorp Fund Services, LLC will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes 2 to 3 business days to reach the shareholder’s account whereas U.S. Bancorp Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. However, the Funds may direct U.S. Bancorp Fund Services, LLC to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

•	Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

•

The Asset Allocation Fund and the Core Investment Fund impose a redemption fee equal to 2% of the dollar value of the shares redeemed within 5 business days of the date of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through the automatic investment plan, shares held in retirement plans (if the plans request a waiver of the fee), or shares redeemed through designated systematic withdrawal plans.

Other Redemption Considerations

When redeeming shares of the Funds, shareholders should consider the following:

•	The redemption may result in a taxable gain.

•

Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions will be subject to federal income tax withholding.

•

The Funds may delay the payment of redemption proceeds for up to seven days in all cases. In addition, the Funds can suspend redemptions and/or postpone payments or redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

•

If you purchased shares by check, the Funds may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

•

U.S. Bancorp Fund Services, LLC will send the proceeds of a redemption to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.

•	U.S. Bancorp Fund Services, LLC will not accept telephone redemption requests made within 30 days after an address change.

•

The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds and U.S. Bancorp Fund Services, LLC may modify or terminate their procedures for telephone redemptions at any time. Neither the Funds nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareholder cannot contact U.S. Bancorp Fund Services, LLC by telephone, he or she should make a redemption request in writing in the manner described earlier.

•

U.S. Bancorp Fund Services, LLC currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire but does not charge a fee when transferring redemption proceeds by Electronic Funds Transfer.

•

If your account balance falls below $1,000 with respect to Retail Shares, or falls below $1,000,000 with respect to Institutional Shares, for any reason, you will be given 60 days to make additional investments so that your account balance is $1,000 or more, or $1,000,000 or more, as applicable. If you do not, the Fund may close your account and mail the redemption proceeds to you, or, with respect to Institutional Shares, the Fund may convert your Institutional Shares to Retail Shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Shares.

          Frequent Purchases and Redemptions of Shares of the Funds

          Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of such Fund by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Directors discourages frequent purchases and redemptions of shares of the Asset Allocation Fund and the Core Investment Fund by:

1.	Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that these Funds believe might engage in frequent purchases and redemptions of fund shares;
2.	Imposing a 2% redemption fee on redemptions or exchanges that occur within 5 business days of the share purchase.

          The redemption fee does not apply to retirement plans (if the plans request and receive a waiver of the fee), but otherwise applies to all investors in these Funds, including those who invest through omnibus accounts at intermediaries such as broker-dealers. These Funds rely on intermediaries to determine when a redemption occurs within 5 business days of purchase. Shareholders purchasing shares through an intermediary should contact the intermediary or refer to their account agreement or plan document for information about how the redemption fee for transactions in the intermediary’s omnibus accounts works and any differences between the Fund’s redemption fee procedures and the intermediary’s redemption fee procedures. The right to reject an order applies to any order, including an order placed from an omnibus account or a retirement plan.

          Although these Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur. These Funds may, in their sole discretion, waive the redemption fee in the case of death, disability, hardship, or other limited circumstances that do not indicate market timing strategies.

Exchanging Shares

Eligible Funds

Shares of the Funds may be exchanged for shares of:

•	Leuthold Global Industries Fund (Retail Class only)

•	Leuthold Global Fund (Retail Class only)

•	Grizzly Short Fund

•	Leuthold Core Investment Fund (Retail Class only)

•	Leuthold Select Industries

•	First American Prime Obligations Fund

at their relative net asset values. An affiliate of U.S. Bancorp Fund Services, LLC, advises First American Prime Obligations Fund, a money market mutual fund. Please call 1-800-273-6886 for a prospectus describing First American Prime Obligations Fund. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares. The Asset Allocation Fund and the Core Investment Fund impose a fee equal to 2% of the dollar value of the shares exchanged within 5 business days of the date of purchase. This fee does not apply to shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans or shares redeemed through designated systematic withdrawal plans.

          The exchange fee operates in the same manner as the redemption fee discussed under the caption “Frequent Purchases and Redemptions of Shares of the Funds” , including the ability of the Funds to waive the exchange fee in certain limited circumstances.

          How to Exchange Shares

1.	Read this Prospectus (and, if applicable, the prospectus for First American Prime Obligations Fund) carefully.

2.	Determine the number of shares you want to exchange keeping in mind that exchanges are subject to a $10,000 minimum.

3.

Call U.S. Bancorp Fund Services, LLC at 1-800-273-6886. The transfer agent currently charges a fee of $5 when exchanging proceeds by telephone. You may also make an exchange by writing to Leuthold Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

G.	Taxes, Dividends and Distributions

          The Funds’ distributions are taxable, and are taxed as ordinary income or capital gains, unless shareholders invest through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

          The Funds distribute substantially all of their net investment income quarterly and substantially all of their capital gains annually. As long as the Funds meet the requirements of a regulated investment company, which is their intent, they will pay no federal income tax on the earnings they distribute to shareholders. Shareholders have three distribution options:

          Automatic Reinvestment Option— Both dividend and capital gains distributions are reinvested in additional shares of the Funds.

          Cash Dividend Option — Dividends are paid in cash and capital gains are reinvested in additional shares of the Funds.

          All Cash Option — Both dividend and capital gains distributions are paid in cash.

          If you elect to receive your distribution in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Funds’ then current net asset value and to reinvest subsequent distributions.

          Each Fund’s distributions, whether received in cash or additional shares of the Fund , may be subject to federal , state , and local income tax. These distributions may be taxed as ordinary income (although a portion of each Fund’s dividends may be taxable to investors at the lower rate applicable to dividend income) and capital gains (which may be taxed at different rates depending on the length of time the applicable Fund holds the assets generating the capital gains). Distributions of net long-term capital gain are subject to tax as long-term capital gain regardless of the length of time you have held Fund shares. If you purchase shares at a time when a Fund has recognized income or capital gains which have not yet been distributed, the subsequent distribution may result in taxable income to you even though such distribution may be, for you, the economic equivalent of a return of capital. The Asset Allocation Fund and the Core Investment Fund expect that normally their distributions will consist of both ordinary income (including dividend income) and long-term capital gains.

          Each Fund will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.

          You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares. This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year. Any loss recognized by a shareholder upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. A loss realized on the disposition of shares of a Fund will be disallowed to the extent identical (or substantially identical) shares are acquired in a 61-day period beginning 30 days before and ending 30 days after the date of such disposition. In that event, the basis of the replacement shares of a Fund will be adjusted to reflect the disallowed loss. You should be aware that an exchange of shares in a Fund for shares in other Funds is treated for federal income tax purposes as a sale and a purchase of shares, which may result in recognition of a gain or loss and be subject to federal income tax.

          Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period with respect to “covered shares ” of mutual funds to the Internal Revenue Service on the shareholders’ Consolidated Form 1099s when the “covered” shares are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

          The Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method it will use to report the sale of covered shares on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method other than the Funds’ standing method at the time of your purchase or upon the sale of covered shares.

          The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

H.	Financial Information

          For the financial highlights of the Asset Allocation Fund and the Core Investment Fund, see Exhibit D.

I.	Distribution Arrangements

          Rafferty Capital Markets, LLC serves as the distributor for the Funds.

          Asset Allocation Fund

          The Asset Allocation Fund (Retail Shares) has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act (the “12b-1 Plan”). The Institutional Shares of the Asset Allocation Fund are not subject to the 12b-1 Plan. The 12b-1 Plan was adopted in anticipation that the Asset Allocation Fund (Retail Shares) will benefit from the 12b-1 Plan through increased sales of shares, thereby reducing the Fund’s expense ratio and providing the Adviser with greater flexibility in management. The 12b-1 Plan authorizes payments by the Fund in connection with the distribution of its Retail Shares at an annual rate, as determined from time to time by the Directors, of up to 0.25% of the Fund’s average daily net assets. Amounts paid under the 12b-1 Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. To the extent any activity is one which the Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the 12b-1 Plan and not subject to its limitations.

          The 12b-1 Plan may be terminated by the Asset Allocation Fund at any time by a vote of the directors of the Company who are not interested persons of the Company and who have no direct or indirect financial interest in the 12b-1 Plan or any agreement related thereto (the “Rule 12b-1 Directors”) or by a vote of a majority of the outstanding shares of the applicable Asset Allocation Fund. Any change in the 12b-1 Plan that would materially increase the distribution expenses of a Asset Allocation Fund provided for in the 12b-1 Plan requires approval of the Directors, including the Rule 12b-1 Directors, and a majority of the Fund’s shareholders.

          Core Investment Fund

          The Core Investment Fund has adopted a service plan pursuant to which it may pay fees of up to 0.25% of its average daily net assets to broker-dealers, financial institutions or other service providers that provide services to investors in the Fund. Payments under these plans are authorized by the officers of the Company.

          The service plan may be terminated by the Core Investment Fund at any time upon a vote of the directors of the Company who are not interested persons of the Company and who have no direct or indirect financial interest in the plans, and will be terminated if its continuance is not approved at least annually by such directors.

          The Directors review quarterly the amount and purposes of expenditures pursuant to the service plans as reported to it by the officers of the Company.

VI.	ADDITIONAL INFORMATION

          Additional information about the Funds is available in the SAI. The SAI and each Fund’s Annual Report dated September 30, 2012, which contains audited financial statements for the Funds’ fiscal year, and Semi-Annual Report dated March 31, 2013 are incorporated by reference into this Prospectus. In addition, the Additional Disclosure Documents are also incorporated by reference into the Prospectus.

          The Additional Disclosure Documents and the Annual and Semi-Annual Reports of the Funds are all available to shareholders without charge, simply by calling U.S. Bancorp Fund Services, LLC at 1-800-273-6886. The Funds also make available the Additional Disclosure Documents and the Annual and Semi-Annual Reports, free of charge, on their Internet website (http://www.leutholdfunds.com).

          All of this information is also available in documents filed with the SEC. You may view or obtain these documents from the SEC:

	•	In person: at the SEC’s Public Reference Room in Washington, D.C.

	•	By phone: 1-202-551-8090 (for information on the operations of the Public Reference Room only)

	•	By mail: Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102 (duplicating fee required)

	•	By electronic mail: publicinfo@sec.gov (duplicating fee required)

	•	On the Internet: www.sec.gov

VII.	MISCELLANEOUS INFORMATION

	A.	Legal Matters

          The validity of the issuance of shares of the Core Investment Fund will be passed upon by Foley & Lardner LLP, Milwaukee, Wisconsin.

B.	Experts

          The audited financial statements and financial highlights in the Prospectus and the SAI have been included in reliance on the report of Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, the independent registered public accounting firm for each of the Funds, given on their authority as experts in auditing and accounting.

C.	Service Providers

          Administrator

          The administrator to the Company is U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”). Pursuant to a Fund Administration Servicing Agreement entered into between the Company and the Administrator (the “Administration Agreement”), the Administrator prepares and maintains the books, accounts and other documents required by the 1940 Act, responds to shareholder inquiries, prepares each Fund’s financial statements and tax returns, prepares certain reports and filings with the SEC and with state blue sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains each Fund’s financial and accounting records and generally assists in all aspects of each Fund’s operations. The Administrator, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator receives from the Funds a fee, paid monthly at an annual rate of 0.04% of the first $1,500,000,000 of the Funds’ average net assets, 0.03% of the next $1,500,000,000 of the Funds’ average net assets, 0.02% of the next $1,500,000,000 of the Funds’ average net assets and 0.015% of the Funds’ average net assets in excess of $4,500,000,000. Notwithstanding the foregoing, the minimum annual fee payable to the Administrator is $240,000.

          The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Directors upon the giving of ninety (90) days’ written notice to the Administrator, or by the Administrator upon the giving of ninety (90) days’ written notice to the Company.

          Under the Administration Agreement, the Administrator is required to exercise reasonable care and is not liable for any error or judgment or mistake of law or for any loss suffered by the Company in connection with its performance under the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

          Custodian

          U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, LLC, serves as custodian of the Funds’ assets pursuant to Custody Agreement. Under the Custody Agreement, U.S. Bank, N.A. has agreed to (i) maintain a separate account in the name of each Fund, (ii) make receipts and disbursements of money on behalf of each Fund, (iii) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties, and (v) make periodic reports to each Fund concerning such Fund’s operations. U.S. Bank, N.A. does not exercise any supervisory function over the purchase and sale of securities. The Bank of New York Mellon, headquartered in New York, serves as a sub-custodian of the global assets of the Funds.

          Transfer Agent

          U.S. Bancorp Fund Services, LLC serves as transfer agent and dividend disbursing agent for the Funds under a Transfer Agent Servicing Agreement. As transfer and dividend disbursing agent, U.S. Bancorp Fund Services, LLC has agreed to (i) issue and redeem shares of each Fund, (ii) make dividend and other distributions to shareholders of each Fund, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts, and (v) make periodic reports to each Fund.

          Fund Accounting Servicing Agent

          In addition, the Company has entered into a Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC pursuant to which U.S. Bancorp Fund Services, LLC has agreed to maintain the financial accounts and records of each Fund and provide other accounting services to the Funds. For its accounting services, U.S. Bancorp Fund Services, LLC is entitled to receive fees, payable monthly from the Funds at an annual rate of 0.015% for the first $1 billion of average net assets and .0005% of average net assets exceeding $1 billion. Notwithstanding the foregoing, the minimum annual fee payable for accounting services is $160,000. U.S. Bancorp Fund Services, LLC is also entitled to certain out of pocket expenses, including pricing expenses.

By Order of the Board of Directors of
Leuthold Funds, Inc.

[•] [•], 2013

EXHIBIT A

LEUTHOLD FUNDS, INC.

FORM OF PLAN OF ACQUISITION AND LIQUIDATION

This Plan of Acquisition and Liquidation (this “Plan”) has been adopted by the Board of Directors of Leuthold Funds, Inc., a Maryland corporation (the “Corporation”), as of this ____ day of ______, 2013, to provide for the reorganization of the Leuthold Asset Allocation Fund (the “Acquired Portfolio”) into the Leuthold Core Investment Fund (the “Acquiring Portfolio”). The Acquired Portfolio and the Acquiring Portfolio (each a “Portfolio”, and, together, the “Portfolios”) are each separate series of the Corporation, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) has determined that it is in the best interest of the stockholders of the Acquiring Portfolio and the Acquired Portfolio (“Stockholders”) that the Acquired Portfolio transfer all of the assets attributable to the shares of common stock held by its Stockholders in exchange for shares of common stock of equal net asset value of the Acquiring Portfolio (“Acquisition Shares”), to be distributed to the Acquired Portfolio’s Stockholders, and that the Corporation redeem the outstanding shares (the “Acquired Portfolio Shares”) of the Acquired Portfolio, all as provided for below (the “Acquisition”). In this Plan, any references to a Portfolio taking action shall mean and include all necessary actions of the Corporation on behalf of a Portfolio, unless the context of this Plan or the 1940 Act requires otherwise. The Corporation intends that the Acquisition qualify as a “reorganization” within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provisions, and that with respect to the Acquisition, the Acquiring Portfolio and the Acquired Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

1.       Definitions. In addition to the terms elsewhere defined herein, each of the following terms shall have the meaning indicated for that term as follows:

“1933 Act” shall mean the Securities Act of 1933, as amended.

“Assets” shall mean all assets of any kind and all interests, rights, privileges and powers of or attributable to the Acquired Portfolio or its shares, as appropriate, whether or not determinable at the Effective Time (as defined herein) and wherever located, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by the Acquired Portfolio or attributable to its shares and any deferred or prepaid expense, as of the Closing Date, other than unamortized organizational expenses, shown as an asset on the Acquired Portfolio’s books.

“Closing Date” shall mean such date as the officers of the Corporation shall designate.

“Effective Time” shall mean 5:00 p.m., Eastern Time, on the Closing Date, or such other time as the officers of the Corporation shall designate.

“Financial Statements” shall mean the audited financial statements of the relevant Portfolio for its most recently completed fiscal year and, if applicable, the unaudited financial statements of that Portfolio for its most recently completed semi-annual period.

“Liabilities” shall mean all liabilities, expenses and obligations of any kind whatsoever of the Acquired Portfolio, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured, as of the Closing Date.

“N-14 Registration Statement” shall mean the Registration Statement of the Acquiring Portfolio on Form N-14 under the 1940 Act that will register the Acquisition Shares to be issued in the Acquisition.

“Valuation Time” shall mean the close of regular session trading on the New York Stock Exchange (“NYSE”) on the Closing Date, when for purposes of this Plan, the Corporation determines the net asset value per Acquisition Share of the Acquiring Portfolio and the net value of the assets of the Acquired Portfolio.

“NAV” shall mean a Portfolio’s net asset value, which is calculated by valuing and totaling assets and then subtracting liabilities and then dividing the balance by the number of shares that are outstanding.

2.       Regulatory Filings. The Acquiring Portfolio shall promptly prepare and file the N-14 Registration Statement with the SEC, and the Acquiring Portfolio and the Acquired Portfolio also shall make any other required or appropriate filings with respect to the actions contemplated hereby.

3.       Transfer of the Acquired Portfolio’s Assets. The Acquiring Portfolio and the Acquired Portfolio shall take the following steps with respect to the Acquisition, as applicable:

(a)  On or prior to the Closing Date, the Acquired Portfolio shall pay or provide for the payment of all of the Liabilities, expenses, costs and charges of or attributable to the Acquired Portfolio that are known to the Acquired Portfolio and that are due and payable prior to or as of the Closing Date.

(b)  Prior to the Effective Time, except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Acquired Portfolio will declare to the Acquired Portfolio’s Stockholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing (a) all the excess of (1) the Acquired Portfolio’s investment income excludable from gross income under Section 103(a) of the Code over (2) the Acquired Portfolio’s deductions disallowed under Sections 265 and 171(a)(2) of the Code, (b) all of the Acquired Portfolio’s investment company taxable income (as defined in Code Section 852), (computed in each case without regard to any deduction for dividends paid), and (c) all of the Acquired Portfolio’s net realized capital gain (as defined in Code Section 1222), if any (after reduction for any capital loss carryover), for the taxable year ending on September 30, 2013 and for the short taxable year beginning on October 1, 2013, and ending on the Closing Date. Such dividends will be declared and paid to ensure continued qualification of the Acquired Portfolio as a “regulated investment company” for tax purposes and to eliminate fund-level tax.

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(c)  At the Effective Time, the Acquired Portfolio shall assign, transfer, deliver and convey the Assets to the Acquiring Portfolio, subject to the Liabilities, and the Acquiring Portfolio shall then accept the Assets and assume the Liabilities such that at and after the Effective Time (1) the Assets shall become and be assets of the Acquiring Portfolio, and (2) the Liabilities shall attach to the Acquiring Portfolio, and shall be enforceable against the Acquiring Portfolio to the same extent as if initially incurred by the Acquiring Portfolio. The Corporation shall redeem the outstanding shares of the Acquired Portfolio by issuance of shares of the Acquiring Portfolio as described more fully below.

(d)  Within a reasonable time prior to the Closing Date, the Acquired Portfolio shall provide, if requested, a list of the Assets to the Acquiring Portfolio. The Acquired Portfolio may sell any asset on such list prior to the Effective Time. After the Acquired Portfolio provides such list, the Acquired Portfolio will not acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on such list, without the approval of the Acquiring Portfolio. Within a reasonable time after receipt of the list and prior to the Closing Date, the Acquiring Portfolio will advise the Acquired Portfolio in writing of any investments shown on the list that the Acquiring Portfolio has determined to be inconsistent with its investment objective, policies and restrictions. The Acquired Portfolio will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Acquired Portfolio’s investment objectives, policies and restrictions. In addition, if the Acquiring Portfolio determines that, as a result of the Acquisition, the Acquiring Portfolio would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Portfolio, the Acquiring Portfolio will advise the Acquired Portfolio in writing of any such limitation and the Acquired Portfolio shall dispose of a sufficient amount of such investment as may be necessary to avoid the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Acquired Portfolio’s investment objectives, policies and restrictions.

(e)  The Acquired Portfolio shall assign, transfer, deliver and convey the Assets to the Acquiring Portfolio at the Effective Time on the following basis: (1) The value of the Assets less the Liabilities of the Acquired Portfolio attributable to shares of common stock held by its Stockholders, determined as of the Valuation Time, shall be divided by the then NAV of Acquisition Shares of common stock, as applicable, and, in exchange for the transfer of the Assets, the Acquiring Portfolio shall simultaneously issue and deliver to the Acquired Portfolio the number of Acquisition Shares of common stock (including fractional shares) so determined, rounded to the second decimal place or such other decimal place as the officers of the Corporation shall designate; (2) The NAV of Acquisition Shares of common stock to be delivered to the Acquired Portfolio shall be determined as of the Valuation Time in accordance with the Acquiring Portfolio’s then applicable valuation procedures, and the net value of the Assets to be conveyed to the Acquiring Portfolio shall be determined as of the Valuation Time in accordance with the then applicable valuation procedures of the Acquired Portfolio; and (3) the portfolio securities of the Acquired Portfolio shall be made available by the Acquired Portfolio to U.S. Bank National Association, as custodian for the Acquiring Portfolio (the “Custodian”), for examination no later than five business days preceding the Valuation Time. On the Closing Date, such portfolio securities and all the Acquired Portfolio’s cash shall be delivered by the Acquired Portfolio to the Custodian for the account of the Acquiring Portfolio, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by The Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of the Custodian, or shall be wired to an account pursuant to instructions provided by the Acquiring Portfolio.

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(f)  Promptly after the Closing Date, the Acquired Portfolio will deliver to the Acquiring Portfolio a Statement of Assets and Liabilities of the Acquired Portfolio as of the Closing Date.

4.       Termination of the Acquired Portfolio, Registration of Acquisition Shares and Access to Records. The Acquired Portfolio and the Acquiring Portfolio also shall take the following steps, as applicable:

(a)  At or as soon as reasonably practical after the Effective Time, the Acquired Portfolio shall terminate by transferring pro rata to its Stockholders of record Acquisition Shares received by the Acquired Portfolio pursuant to Section 3(e)(1) of this Plan. The Acquiring Portfolio shall establish accounts on its share records and note on such accounts the names of the former Acquired Portfolio Stockholders and the types and amounts of the Acquisition Shares that former Acquired Portfolio Stockholders are due based on their respective holdings of the Acquired Portfolio Shares as of the close of business on the Closing Date. Fractional Acquisition Shares shall be carried to the second decimal place. The Acquiring Portfolio shall not issue certificates representing the Acquisition Shares in connection with such exchange. All issued and outstanding Acquired Portfolio Shares will be simultaneously redeemed and cancelled on the books of the Acquired Portfolio. Ownership of the Acquisition Shares will be shown on the books of the Acquiring Portfolio’s transfer agent. Following distribution by the Acquired Portfolio to its Stockholders of all Acquisition Shares delivered to the Acquired Portfolio, the Acquired Portfolio shall wind up its affairs and shall take all steps as are necessary and proper to terminate as soon as is reasonably possible after the Effective Time.

(b)  At and after the Closing Date, the Acquired Portfolio shall provide the Acquiring Portfolio and its transfer agent with immediate access to: (1) all records containing the names, addresses and taxpayer identification numbers of all of the Acquired Portfolio’s Stockholders and the number and percentage ownership of the outstanding shares of the Acquired Portfolio owned by Stockholders as of the Effective Time, and (2) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Portfolio Stockholders’ taxpayer identification numbers and their liability for or exemption from back-up withholding. The Acquired Portfolio shall preserve and maintain, or shall direct its service providers to preserve and maintain, records with respect to the Acquired Portfolio as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act.

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5.       Conditions to Consummation of the Acquisition. The consummation of the Acquisition shall be subject to the following conditions precedent:

(a)  There shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio or the Acquired Portfolio since the date of the most recent Financial Statements. Negative investment performance shall not be considered a material adverse change.

(b)  The Corporation shall have received an opinion of Foley & Lardner LLP, substantially to the effect that for federal income tax purposes: (1) The Acquisition will constitute a “reorganization” within the meaning of Section 368(a) of the Code and that the Acquiring Portfolio and the Acquired Portfolio will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code; (2) A Stockholder of the Acquired Portfolio will recognize no gain or loss on the exchange of the Stockholder’s shares of the Acquired Portfolio solely for Acquisition Shares; (3) Neither the Acquired Portfolio nor the Acquiring Portfolio will recognize any gain or loss upon the transfer of all of the Assets to the Acquiring Portfolio in exchange for Acquisition Shares and the assumption by the Acquiring Portfolio of the Liabilities pursuant to this Plan or upon the distribution of Acquisition Shares to Stockholders of the Acquired Portfolio in exchange for their respective shares of the Acquired Portfolio; (4) The holding period and tax basis of the Assets acquired by the Acquiring Portfolio will be the same as the holding period and tax basis that the Acquired Portfolio had in such Assets immediately prior to the Acquisition; (5) The aggregate tax basis of Acquisition Shares received in connection with the Acquisition by each Stockholder of the Acquired Portfolio (including any fractional share to which the Stockholder may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Portfolio surrendered in exchange therefor, and increased by any gain recognized on the exchange; (6) The holding period of Acquisition Shares received in connection with the Acquisition by each Stockholder of the Acquired Portfolio (including any fractional share to which the stockholder may be entitled) will include the holding period of the shares of the Acquired Portfolio surrendered in exchange therefor, provided that such Acquired Portfolio Shares constitute capital assets in the hands of the Stockholder as of the Closing Date; and (7) The Acquiring Portfolio will succeed to the capital loss carryovers of the Acquired Portfolio but the use of the Acquiring Portfolio’s existing capital loss carryovers (as well as the carryovers of the Acquired Portfolio) may be subject to limitation under Section 383 of the Code after the Acquisition. The opinion will be based on certain factual certifications made by officers of the Portfolios and will also be based on customary assumptions and subject to certain qualifications. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above. Notwithstanding this subparagraph (b), Foley & Lardner LLP will express no view with respect to the effect of the Acquisition on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. Each Portfolio shall provide additional factual representations to Foley & Lardner LLP with respect to the Portfolios that are reasonably necessary to enable Foley & Lardner LLP to deliver the tax opinion. Notwithstanding anything in this Plan to the contrary, neither Portfolio may waive in any material respect the conditions set forth under this subparagraph (b).

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(c)  The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquisition Shares, and the SEC shall not have instituted and, to the knowledge of the Acquiring Portfolio, is not contemplating instituting any stop order suspending the effectiveness of the N-14 Registration Statement.

(d)  No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Acquisition.

(e)  The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Acquisition under Section 25(c) of the 1940 Act.

6.       Closing.

(a)  The Closing shall be held at the offices of the Corporation, 33 South Sixth Street, Suite 4600, Minneapolis, Minnesota 55402, or at such other place as the officers of the Corporation may designate.

(b)  In the event that at the Valuation Time (i) the NYSE shall be closed to trading or trading thereon shall be restricted, or (ii) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Portfolio or the Acquiring Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Time, this Plan may be terminated by the Board.

(c)  The Acquiring Portfolio will provide to the Acquired Portfolio evidence satisfactory to the Acquired Portfolio that Acquisition Shares issuable pursuant to the Acquisition have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio. After the Closing Date, the Acquiring Portfolio will provide to the Acquired Portfolio evidence satisfactory to the Acquired Portfolio that such shares have been credited pro rata to open accounts in the names of the Acquired Portfolio Stockholders.

(d)  At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by this Plan.

A-6

7.       Termination of Plan. A majority of the Board may terminate this Plan before the applicable Effective Time if: (i) any of the conditions precedent set forth herein are not satisfied; or (ii) the Board determines that the consummation of the Acquisition is not in the best interests of either Portfolio or its Stockholders.

8.       Termination of the Acquired Portfolio. If the Acquisition is consummated, the Acquired Portfolio shall terminate its registration under the 1940 Act and the 1933 Act and will terminate.

9.       Expenses. The Acquisition expenses shall be borne by Leuthold Weeden Capital Management.

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EXHIBIT B

LEUTHOLD ASSET ALLOCATION FUND PERFORMACNE

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Leuthold Asset Allocation Fund

Total Return of the Retail Shares
(per calendar year)

Note: During the five year period shown on the bar chart, the Fund’s highest total return for a quarter was 15.42% (quarter ended June 30, 2009) and the lowest return for a quarter was -18.72% (quarter ended December 31, 2008).

The year-to-date return of the Asset Allocation Fund - Retail Class and Asset Allocation Fund - Institutional Class through August 31, 2013 is 4.80% and 4.95%, respectively.

Average Annual Total Returns
(for the periods ended December 31, 2012 )

	Past Year	Past 5 Years	Since Retail Inception	Since Institutional Inception
Leuthold Asset Allocation Fund (Retail – LAALX)
Return Before Taxes	8.04%	0.27%	2.61%	n/a
Return After Taxes on Distributions	7.18%	-0.12%	2.15%	n/a
Return After Taxes on Distributions and Sale of Fund Shares	5.67%	0.11%	2.06%	n/a

Leuthold Asset Allocation Fund (Institutional – LAAIX)
Return Before Taxes	8.26%	0.52%	n/a	2.17%
S&P 500 Index	16.00%	1.66%	4.13%	2.07%
Lipper Flexible Portfolio Fund Index	13.34%	2.72%	5.01%	3.68%
Leuthold Asset Allocation Melded Index	10.83%	3.31%	5.20%	3.85%

The inception date for Retail Shares is May 24, 2006. The inception date for Institutional Shares is January 31, 2007.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

The Leuthold Asset Allocation Melded Index is a custom index comprised of the returns of the S&P 500 Index (weighted 35%), the MSCIACWI Ex-US Index (weighted 15%), the Barclays Aggregate Index (weighted 40%), the MSCI REIT Index (weighted 5%) and the DJ/UBS Commodities Index (weighted 5%).

B-1

EXHIBIT C

LEUTHOLD CORE INVESTMENT FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Leuthold Core Investment Fund

Total Return of the Retail Shares
(per calendar year)

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 16.63% (quarter ended June 30, 2003) and the lowest total return for a quarter was -14.71% (quarter ended December 31, 2008).

The year-to-date return of the Core Investment Fund - Retail Class and Core Investment Fund - Institutional Class through August 31, 2013 is 7.20% and 7.28%, respectively.

Average Annual Total Returns
(for the periods ended December 31, 2012 )

	Past Year	Past 5 Years	Past 10 Years	Since Institutional Inception

Leuthold Core Investment Fund (Retail – LCORX)
Return Before Taxes	8.32%	-0.36%	9.12%	n/a
Return After Taxes on Distributions	7.88%	-0.62%	8.22%	n/a
Return After Taxes on Distributions and Sale of Fund Shares	5.68%	-0.40%	7.78%	n/a

Leuthold Core Investment Fund (Institutional – LCRIX)
Return Before Taxes	8.44%	-0,26%	n/a	3.65%
S&P 500 Index	16.00%	1.66%	7.10%	3.78%
Lipper Flexible Portfolio Fund Index	13.34%	2.72%	7.31%	4.64%

The inception date for Institutional Shares is January 31, 2006.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

C-1

EXHIBIT D

FINANCIAL HIGHLIGHTS

          The following tables are intended to help you understand the financial performance of the Leuthold Asset Allocation Fund and the Leuthold Core Investment Fund for the periods presented. Certain information reflects financial results for a single Fund share. The “Total Return” figures show how much your investment would have increased or decreased during the period, assuming you had reinvested all dividends and distributions. This information (except for information for the six months ended March 31, 2013) has been derived from financial statements audited by the Funds independent registered public accounting firm. The report of independent registered public accounting firm and the Funds’ financial statements are included in the Annual Report, which is available upon request. The Funds’ unaudited financial statements for the six months ended March 31, 2013 are included in the Funds’ semi-annual report, which is available upon request. All unaudited interim financial statements reflect all adjustments which are, in the opinion of the Funds’ management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature.

Leuthold Core Investment Fund - Retail
Financial Highlights

	Six Months Ended March 31, 2013 (Consolidated)		Year Ended September 30, 2012 (Consolidated)	Year Ended September 30, 2011 (Consolidated)	Year Ended September 30, 2010 (Consolidated)	Year Ended September 30, 2009 (Consolidated)	Year Ended September 30, 2008
	(Unaudited)
Per Share Data : (1)
Net asset value, beginning of period	$16.78		$15.50	$15.99	$15.79	$15.20	$21.18

Income (loss) from investment operations:
Net investment income	0.06	(3)	0.11 (3)	0.09 (2)	0.14 (3)	0.28 (3)	0.26 (2)
Net realized and unrealized gains (losses) on investments and short positions	1.18		1.62	(0.51)	0.11	0.45	(2.18)
Total from investment operations	1.24		1.73	(0.42)	0.25	0.73	(1.92)

Less distributions:
From net investment income	(0.26)		(0.45)	(0.07)	–	(0.13)	(0.31)
From net realized gains	–		–	–	–	–	(3.75)
From return of capital	–		–	–	(0.05)	(0.01)	–
Redemption fees(4)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.26)		(0.45)	(0.07)	(0.05)	(0.14)	(4.06)
Net asset value, end of period	$17.76		$16.78	$15.50	$15.99	$15.79	$15.20

Total Return	7.48%		11.34%	(2.61%)	1.53%	4.95%	(11.48%)

Supplemental data and ratios:
Net assets, end of period	$461,019,313		$527,760,001	$660,993,063	$858,708,522	$944,341,607	$1,103,832,039
Ratio of expenses to average net assets(5)	1.29	%(6)	1.22%	1.24%	1.37%	1.15%	1.28%
Ratio of net investment income to average net assets(7)	0.66	%(6)	0.69%	0.54%	0.85%	2.14%	1.51%
Portfolio turnover rate (8)	47.15%		149.17%	83.15%	100.36%	116.70%	238.34%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Amount represents less than $0.005 per share.
(5)

The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.16% for the six months ended March 31, 2013, 1.14% for the year ended September 30, 2012, 1.14% for the year ended September 30, 2011, 1.12% for the year ended September 30, 2010, 1.14% for the year ended September 30, 2009 and 1.11% for the year ended September 30, 2008

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

Leuthold Core Investment Fund - Institutional
Financial Highlights

	Six Months Ended March 31, 2013 (Consolidated)		Year Ended September 30, 2012 (Consolidated)	Year Ended September 30, 2011 (Consolidated)	Year Ended September 30, 2010 (Consolidated)	Year Ended September 30, 2009 (Consolidated)	Year Ended September 30, 2008
	(Unaudited)
Per Share Data : (1)
Net asset value, beginning of period	$16.77		$15.50	$15.98	$15.78	$15.19	$21.17
Income (loss) from investment operations:
Net investment income	0.06	(2)	0.12 (2)	0.11 (3)	0.15 (2)	0.30 (3)	0.28 (3)
Net realized and unrealized gains (losses) on investments and short positions	1.19		1.62	(0.50)	0.11	0.45	(2.19)
Total from investment operations	1.25		1.74	(0.39)	0.26	0.75	(1.91)

Less distributions:
From net investment income	(0.27)		(0.47)	(0.09)	–	(0.15)	(0.32)
From net realized gains	–		–	–	–	–	(3.75)
From return of capital	–		–	–	(0.06)	(0.01)	–
Redemption fees	-		0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)	-
Total distributions	(0.27)		(0.47)	(0.09)	(0.06)	(0.16)	(4.07)
Net asset value, end of period	$17.75		$16.77	$15.50	$15.98	$15.78	$15.19

Total Return	7.55%		11.40%	(2.49%)	1.64%	5.14%	(11.46%)

Supplemental data and ratios:
Net assets, end of period	$208,128,161		$263,572,111	$347,517,502	$451,654,832	$461,682,757	$317,733,525
Ratio of expenses to average net assets(5)	1.18	%(6)	1.11%	1.13%	1.27%	1.03%	1.18%
Ratio of net investment income to average net assets(7)	0.77	%(6)	0.80%	0.66%	0.95%	2.25%	1.61%
Portfolio turnover rate (8)	47.15%		149.17%	83.15%	100.36%	116.70%	238.34%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)

The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.06% for the six months ended March 31, 2013, 1.03% for the year ended September 30, 2012, 1.03% for the year ended September 30, 2011, 1.02% for the year ended September 30, 2010, 1.02% for the year ended September 30, 2009 and 1.01% for the year ended September 30, 2008.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

Leuthold Asset Allocation Fund - Retail
Financial Highlights

	Six Months Ended March 31, 2013 (Consolidated)		Year Ended September 30, 2012 (Consolidated)	Year Ended September 30, 2011 (Consolidated)	Year Ended September 30, 2010 (Consolidated)	Year Ended September 30, 2009 (Consolidated)	Year Ended September 30, 2008
	(Unaudited)
Per Share Data : (1)
Net asset value, beginning of period	$10.50		$9.72	$9.91	$9.12	$9.45	$11.43
Income (loss) from investment operations:
Net investment income	0.06	(3)	0.09 (3)	0.07 (2)	0.11 (3)	0.21 (2)	0.20 (2)
Net realized and unrealized gains (losses) on investments and short positions	0.48		1.03	(0.20)	0.74	(0.35)	(1.80)
Total from investment operations	0.54		1.12	(0.13)	0.85	(0.14)	(1.60)

Less distributions:
From net investment income	(0.39)		(0.34)	(0.06)	(0.02)	(0.19)	(0.20)
From net realized gains	–		–	–	–	–	(0.18)
From return of capital	–		–	–	(0.04)	–	–
Redemption fees(4)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.39)		(0.34)	(0.06)	(0.06)	(0.19)	(0.38)
Net asset value, end of period	$10.65		$10.50	$9.72	$9.91	$9.12	$9.45

Total Return	5.27%		11.73%	(1.34%)	9.26%	(1.20%)	(14.45%)

Supplemental data and ratios:
Net assets, end of period	$253,512,191		$359,697,107	$606,985,298	$843,525,684	$849,399,319	$1,205,840,473
Ratio of expenses to average net assets(5)	1.39	%(6)	1.42%	1.42%	1.57%	1.34%	1.34%
Ratio of net investment income to average net assets(7)	1.21	%(6)	0.84%	0.72%	1.17%	2.60%	1.99%
Portfolio turnover rate (8)	57.58%		133.11%	105.62%	100.64%	147.01%	197.96%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Amount represents less than $0.005 per share.
(5)

The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.37% for the six months ended March 31, 2013, 1.34% for the year ended September 30, 2012, 1.32% for the year ended September 30, 2011, 1.32% for the year ended September 30, 2010, 1.32% for the year ended September 30, 2009 and 1.23% for the year ended September 30, 2008.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

Leuthold Asset Allocation Fund - Institutional
Financial Highlights

	Six Months Ended March 31, 2013 (Consolidated)		Year Ended September 30, 2012 (Consolidated)	Year Ended September 30, 2011 (Consolidated)	Year Ended September 30, 2010 (Consolidated)	Year Ended September 30, 2009 (Consolidated)	Year Ended September 30, 2008
	(Unaudited)
Per Share Data : (1)
Net asset value, beginning of period	$10.54		$9.76	$9.93	$9.13	$9.45	$11.44

Income (loss) from investment operations:
Net investment income	0.08	(3)	0.10 (3)	0.10 (2)	0.13 (3)	0.23 (2)	0.21 (2)
Net realized and unrealized gains (losses) on investments and short positions	0.49		1.05	(0.19)	0.73	(0.34)	(1.81)
Total from investment operations	0.57		1.15	(0.09)	0.86	(0.11)	(1.60)

Less distributions:
From net investment income	(0.41)		(0.37)	(0.08)	(0.02)	(0.21)	(0.21)
From net realized gains	–		–	–	–	–	(0.18)
From return of capital	–		–	–	(0.04)	–	–
Redemption fees	0.00	(4)	-	0.00 (4)	-	0.00 (4)	0.00 (4)
Total distributions	(0.41)		(0.37)	(0.08)	(0.06)	(0.21)	(0.39)
Net asset value, end of period	$10.70		$10.54	$9.76	$9.93	$9.13	$9.45

Total Return	5.39%		11.96%	(0.95%)	9.41%	(0.85%)	(14.42%)

Supplemental data and ratios:
Net assets, end of period	$92,568,523		$267,186,481	$386,106,585	$393,296,150	$349,672,451	$683,852,979
Ratio of expenses to average net assets(5)	1.15	%(6)	1.20%	1.20%	1.36%	1.11%	1.21%
Ratio of net investment income to average net assets(7)	1.45	%(6)	1.06%	0.94%	1.38%	2.82%	2.12%
Portfolio turnover rate (8)	57.58%		133.11%	105.62%	100.64%	147.01%	197.96%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Amount represents less than $0.005 per share.
(5)

The ratio of expenses to average net assets includes dividends and interest on short positions. The expense ratios excluding dividends and interest on short positions were 1.14% for the six months ended March 31, 2013, 1.12% for the year ended September 30, 2012, 1.10% for the year ended September 30, 2011, 1.11% for the year ended September 30, 2010, 1.10% for the year ended September 30, 2009 and 1.09% for the year ended September 30, 2008.

(6)	Annualized.
(7)	The net investment income ratios include dividends and interest on short positions.
(8)	The portfolio turnover rate excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

PRELIMINARY AND SUBJECT TO CHANGE,
DATED SEPTEMBER 13, 2013

STATEMENT OF ADDITIONAL INFORMATION
[•] [•], 2013

Acquisition of the Assets and Assumption of the Liabilities of

Leuthold Asset Allocation Fund

By, and in Exchange for Shares of,

Leuthold Core Investment Fund

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated [•][•], 2013 relating to the acquisition of the assets and liabilities of the Leuthold Asset Allocation Fund (the “Asset Allocation Fund”), a series of Leuthold Funds, Inc. (the “Company”), by the Leuthold Core Investment Fund (the “Core Investment Fund”), another series of the Company. The acquisition will be effected pursuant to that certain Plan of Acquisition and Liquidation dated as of [•][•], 2013 (the “Plan”). The Plan provides for (1) the transfer of all the assets of the Asset Allocation Fund to the Core Investment Fund, (2) the assumption by the Core Investment Fund of all the liabilities of the Asset Allocation Fund, (3) the issuance to shareholders of the Asset Allocation Fund of shares of the Core Investment Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former shares of the Asset Allocation Fund in redemption of their shares of the Asset Allocation Fund, and (4) the termination of the Asset Allocation Fund.

          Copies of the Prospectus, which has been filed with the Securities and Exchange Commission (“SEC”), may be obtained, without charge, by writing to Leuthold Funds, Inc., 33 South Sixth Street, Suite 4600, Minneapolis, Minnesota 55402, Attention: Corporate Secretary, or by calling 1-800-273-6886.

TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE FUNDS	B-3

PRO FORMA FINANCIAL INFORMATION	B-4

ADDITIONAL INFORMATION ABOUT THE FUNDS

          The following documents have been filed with the SEC and are incorporated by reference into this Statement of Additional Information, which means that they are legally considered to be a part of this Statement of Additional Information:

•	The current Statement of Additional Information of the Leuthold Funds (filed January 31, 2013, Accession Number 0000897101-13-000130).

•	The current Annual Report of the Leuthold Funds, for the fiscal year ended September 30, 2012 (filed December 5, 2012, Accession Number 0000894189-12-006744).

•	The current Semi-Annual Report of the Leuthold Funds, for the fiscal period ended March 31, 2013 (filed June 7, 2013, Accession Number 0000894189-13-003351).

PRO FORMA FINANCIAL INFORMATION

Introductory Note to Unaudited Pro Forma Financial Statements

          The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Asset Allocation Fund to the Core Investment Fund, accounted for as if the acquisition had occurred as of and for the fiscal period ended March 31, 2013. Under generally accepted accounting principles, the Core Investment Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

          The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Asset Allocation Fund and the Core Investment Fund incorporated by reference into this Statement of Additional Information.

          The pro forma financial information has been adjusted to reflect the advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the proposed acquisition are currently undeterminable.

Leuthold Core Investment Fund
Pro Forma
Consolidated Schedule of Investments
March 31, 2013
(Unaudited)

		Leuthold Asset Allocation Fund		Leuthold Core Investment Fund		Leuthold Core Investment Fund Pro Forma Combined
		Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
COMMON STOCKS	67.51%
Aerospace & Defense	0.36%
Embraer SA - ADR		-	$-	5,225	$186,376	5,225	$186,376
L-3 Communications Holdings, Inc.		12,899	1,043,787	-	-	12,899	1,043,787
Raytheon Co.		17,201	1,011,247	-	-	17,201	1,011,247
Safran SA (b)		31,143	1,389,953	-	-	31,143	1,389,953
			3,444,987		186,376		3,631,363
Air Freight & Logistics	0.15%
FedEx Corp.		15,385	1,510,807	-	-	15,385	1,510,807
Airlines	3.57%
AirAsia BHD (b)		-	-	356,100	329,183	356,100	329,183
Alaska Air Group, Inc. (a)		-	-	93,410	5,974,503	93,410	5,974,503
Copa Holdings SA - Class A (b)		-	-	35,264	4,217,927	35,264	4,217,927
Delta Air Lines, Inc. (a)		126,747	2,092,593	336,762	5,559,941	463,509	7,652,534
Ryanair Holdings PLC - ADR		-	-	141,865	5,927,120	141,865	5,927,120
Southwest Airlines Co.		102,063	1,375,809	356,144	4,800,821	458,207	6,176,630
U.S. Airways Group, Inc. (a)		-	-	354,798	6,020,922	354,798	6,020,922
			3,468,402		32,830,417		36,298,819
Auto Components	0.21%
Halla Visteon Climate Control (b)		-	-	9,110	231,917	9,110	231,917
Hyundai Mobis (b)		-	-	792	222,334	792	222,334
Magna International, Inc. (b)		28,604	1,679,055	-	-	28,604	1,679,055
			1,679,055		454,251		2,133,306
Automobiles	0.33%
Dongfeng Motor Group Co., Ltd. (b)		396,000	558,211	126,000	177,613	522,000	735,824
Hyundai Motor Co. (b)		2,998	606,031	1,486	300,387	4,484	906,418
Tata Motors, Ltd. - ADR		-	-	16,866	411,699	16,866	411,699
Tofas Turk Otomobil Fabrikasi AS (b)		-	-	30,762	222,053	30,762	222,053
Toyota Motor Corp. - ADR		10,339	1,061,195	-	-	10,339	1,061,195
			2,225,437		1,111,752		3,337,189
Beverages	0.27%
Anheuser-Busch InBev NV - ADR		23,390	2,328,474	-	-	23,390	2,328,474
Tsingtao Brewery Co., Ltd. (b)		-	-	60,000	382,842	60,000	382,842
			2,328,474		382,842		2,711,316
Biotechnology	0.75%
Biogen Idec, Inc. (a)		11,177	2,156,155	-	-	11,177	2,156,155
Celgene Corp. (a)		25,077	2,906,675	-	-	25,077	2,906,675
Cubist Pharmaceuticals, Inc. (a)		14,641	685,492	-	-	14,641	685,492
Gilead Sciences, Inc. (a)		25,097	1,227,996	-	-	25,097	1,227,996
United Therapeutics Corp. (a)		10,280	625,744	-	-	10,280	625,744
			7,602,062		-		7,602,062
Building Products	0.02%
China Liansu Group Holdings, Ltd. (b)		-	-	319,000	181,564	319,000	181,564

Capital Markets	0.43%
Aberdeen Asset Management PLC (b)		158,974	1,038,902	-	-	158,974	1,038,902
Ameriprise Financial, Inc.		17,790	1,310,234	-	-	17,790	1,310,234
Blackrock, Inc.		4,146	1,065,024	-	-	4,146	1,065,024
Goldman Sachs Group, Inc.		6,559	965,157	-	-	6,559	965,157
			4,379,317		-		4,379,317
Chemicals	2.81%
Aeci, Ltd. (b)		-	-	8,038	89,197	8,038	89,197
Agrium, Inc. (b)		14,435	1,407,412	41,725	4,068,188	56,160	5,475,600
CF Industries Holdings, Inc.		4,817	917,012	19,651	3,740,961	24,468	4,657,973
China BlueChemical, Ltd. (b)		-	-	310,000	192,754	310,000	192,754
China Lumena New Materials Corp. (b)		-	-	1,224,000	264,590	1,224,000	264,590
Gubre Fabrikalari TAS (a)(b)		-	-	32,216	293,898	32,216	293,898
Huntsman Corp.		44,874	834,208	-	-	44,874	834,208
LyondellBasell Industries NV - Class A (b)		26,621	1,684,843	-	-	26,621	1,684,843
Monsanto Co.		9,871	1,042,674	83,719	8,843,238	93,590	9,885,912
Mosaic Co.		-	-	69,183	4,123,999	69,183	4,123,999
Valspar Corp.		16,477	1,025,693	-	-	16,477	1,025,693
			6,911,842		21,616,825		28,528,667
Commercial Banks	3.98%
Banco Bilbao Vizcaya Argentaria SA - ADR		-	-	137,289	1,204,025	137,289	1,204,025
Banco Santander SA - ADR		173,531	1,181,746	228,277	1,554,566	401,808	2,736,312
Bangkok Bank PCL (b)		-	-	119,400	908,567	119,400	908,567
Bank of China, Ltd. (b)		1,361,000	633,221	1,939,000	902,143	3,300,000	1,535,364
Bank Pan Indonesia Tbk PT (a)(b)		-	-	3,768,000	315,279	3,768,000	315,279
Credicorp, Ltd. (b)		6,808	1,130,468	27,727	4,604,068	34,535	5,734,536
DBS Group Holdings, Ltd. (b)		47,000	608,313	62,000	802,455	109,000	1,410,768
HSBC Holdings PLC - ADR		-	-	74,567	3,977,404	74,567	3,977,404
ICICI Bank Ltd. - ADR		-	-	58,954	2,529,127	58,954	2,529,127
KB Financial Group, Inc. - ADR		-	-	72,413	2,392,525	72,413	2,392,525
Krung Thai Bank PCL (b)		-	-	417,700	354,987	417,700	354,987
M&T Bank Corp.		14,244	1,469,411	-	-	14,244	1,469,411
Nordea Bank AB (b)		157,978	1,792,215	-	-	157,978	1,792,215
PacWest Bancorp		-	-	42,263	1,230,276	42,263	1,230,276
PNC Financial Services Group, Inc.		14,731	979,612	-	-	14,731	979,612
Sberbank of Russia - ADR (a)		45,753	588,618	42,266	543,757	88,019	1,132,375
Security Bank Corp. (b)		-	-	56,400	251,640	56,400	251,640
Sumitomo Mitsui Financial Group, Inc. - ADR		-	-	159,363	1,300,402	159,363	1,300,402
Turkiye Vakiflar Bankasi Tao (b)		200,725	644,066	-	-	200,725	644,066
Umpqua Holdings Corp.		-	-	74,298	985,191	74,298	985,191
Wells Fargo & Co.		-	-	203,511	7,527,872	203,511	7,527,872
			9,027,670		31,384,284		40,411,954

		Leuthold Asset Allocation Fund		Leuthold Core Investment Fund		Leuthold Core Investment Fund Pro Forma Combined
		Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Commercial Services & Supplies	0.02%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (b)		-	-	10,180	195,313	10,180	195,313
Communications Equipment	0.36%
Cisco Systems, Inc.		52,583	1,099,511	-	-	52,583	1,099,511
QUALCOMM, Inc.		38,475	2,575,901	-	-	38,475	2,575,901
			3,675,412		-		3,675,412
Computers & Peripherals	0.72%
Apple, Inc.		7,132	3,156,837	-	-	7,132	3,156,837
EMC Corp. (a)		62,637	1,496,398	-	-	62,637	1,496,398
Lenovo Group, Ltd. (b)		-	-	856,000	853,775	856,000	853,775
Lite-On Technology Corp. (b)		-	-	226,000	367,622	226,000	367,622
Pegatron Corp. (a)(b)		-	-	376,000	579,997	376,000	579,997
SanDisk Corp. (a)		15,970	878,350	-	-	15,970	878,350
			5,531,585		1,801,394		7,332,979
Construction & Engineering	0.01%
Tekfen Holding AS (b)		-	-	31,450	134,944	31,450	134,944

Construction Materials	0.14%
China Shanshui Cement Group, Ltd. (b)		-	-	335,000	193,313	335,000	193,313
Indocement Tunggal Prakarsa Tbk PT (b)		-	-	74,500	179,127	74,500	179,127
Semen Indonesia Persero Tbk PT (b)		383,500	700,527	181,000	330,627	564,500	1,031,154
			700,527		703,067		1,403,594
Consumer Finance	3.08%
American Express Co.		-	-	54,632	3,685,475	54,632	3,685,475
Capital One Financial Corp.		-	-	114,826	6,309,688	114,826	6,309,688
Discover Financial Services		50,482	2,263,613	194,476	8,720,304	244,958	10,983,917
Ezcorp, Inc. - Class A (a)		-	-	69,990	1,490,787	69,990	1,490,787
First Cash Financial Services, Inc. (a)		-	-	34,457	2,010,221	34,457	2,010,221
Portfolio Recovery Associates, Inc. (a)		-	-	14,941	1,896,312	14,941	1,896,312
SLM Corp.		-	-	238,365	4,881,715	238,365	4,881,715
			2,263,613		28,994,502		31,258,115
Distributors	0.15%
Dogus Otomotiv Servis ve Ticaret AS (a)(b)		-	-	45,813	287,679	45,813	287,679
Imperial Holdings, Ltd. (b)		-	-	7,793	178,319	7,793	178,319
Jardine Cycle & Carriage, Ltd. (b)		16,000	661,633	9,000	372,169	25,000	1,033,802
			661,633		838,167		1,499,800
Diversified Financial Services	2.51%
Bank of America Corp.		112,889	1,374,988	-	-	112,889	1,374,988
CBOE Holdings, Inc.		-	-	101,486	3,748,893	101,486	3,748,893
Citigroup, Inc.		30,186	1,335,429	-	-	30,186	1,335,429
CME Group, Inc.		-	-	61,376	3,767,873	61,376	3,767,873
Fubon Financial Holding Co., Ltd. (b)		-	-	221,000	317,169	221,000	317,169
Interactive Brokers Group, Inc.		-	-	181,168	2,701,215	181,168	2,701,215
JPMorgan Chase & Co.		65,723	3,119,213	-	-	65,723	3,119,213
McGraw-Hill Cos, Inc.		-	-	37,893	1,973,467	37,893	1,973,467
Moody’s Corp.		20,950	1,117,054	114,138	6,085,838	135,088	7,202,892
			6,946,684		18,594,455		25,541,139
Diversified Telecommunication	0.38%
CenturyLink, Inc.		24,212	850,567	-	-	24,212	850,567
China Communication Services Corp., Ltd. (b)		-	-	366,000	236,966	366,000	236,966
China Telecom Corp., Ltd. - ADR		-	-	4,064	206,614	4,064	206,614
Hutchison Telecommunications Hong Kong Holdings, Ltd. (b)		-	-	210,000	104,010	210,000	104,010
Rostelecom OJSC - ADR		-	-	14,713	352,410	14,713	352,410
Telekomunikasi Indonesia Persero Tbk PT - ADR		-	-	9,753	439,665	9,753	439,665
Verizon Communications, Inc.		33,631	1,652,964	-	-	33,631	1,652,964
			2,503,531		1,339,665		3,843,196
Electric Utilities	0.11%
PGE SA (b)		-	-	56,418	290,289	56,418	290,289
Tauron Polska Energia SA (b)		415,602	546,794	231,852	305,040	647,454	851,834
			546,794		595,329		1,142,123
Electrical Equipment	0.16%
Eaton Corp PLC (b)		26,815	1,642,419	-	-	26,815	1,642,419
Electronic Equipment, Instruments & Components	0.21%
Delta Electronics Thailand PCL (b)		-	-	335,900	422,787	335,900	422,787
Digital China Holdings, Ltd. (b)		-	-	328,000	444,886	328,000	444,886
Hitachi (b)		174,000	1,015,815	-	-	174,000	1,015,815
Hon Hai Precision Industry Co., Ltd. (b)		-	-	104,000	289,434	104,000	289,434
			1,015,815		1,157,107		2,172,922
Energy Equipment & Services	0.25%
Ensco PLC (b)		17,046	1,022,760	-	-	17,046	1,022,760
National Oilwell Varco, Inc.		21,126	1,494,665	-	-	21,126	1,494,665
			2,517,425		-		2,517,425
Food & Staples Retailing	3.08%
BIM Birlesik Magazalar AS (b)		12,989	633,111	6,296	306,880	19,285	939,991
Costco Wholesale Corp.		9,895	1,049,958	-	-	9,895	1,049,958
CVS Caremark Corp.		40,397	2,221,431	208,270	11,452,768	248,667	13,674,199
Eurocash SA (b)		-	-	22,520	367,497	22,520	367,497
Grupo Comercial Chedraui SA de CV (b)		-	-	32,000	108,269	32,000	108,269
Magnit OJSC (b)		-	-	8,879	402,003	8,879	402,003
Walgreen Co.		-	-	262,553	12,518,527	262,553	12,518,527
Wal-Mart Stores, Inc.		29,009	2,170,744	-	-	29,009	2,170,744
			6,075,244		25,155,944		31,231,188
Food Products	0.52%
AVI, Ltd. (b)		-	-	39,887	232,924	39,887	232,924
Biostime International Holdings, Ltd. (b)		-	-	47,000	245,476	47,000	245,476
Bunge, Ltd.		19,583	1,445,813	-	-	19,583	1,445,813
ConAgra Foods, Inc.		35,475	1,270,360	-	-	35,475	1,270,360
Golden Agri-Resources, Ltd. (b)		-	-	616,000	288,263	616,000	288,263
Lotte Samkang Co., Ltd. (a)(b)		-	-	580	425,621	580	425,621
Thai Union Frozen Products PCL (b)		-	-	146,400	317,256	146,400	317,256
Tongaat Hulett, Ltd. (b)		-	-	25,886	403,831	25,886	403,831
Viscofan SA (b)		11,624	609,495	-	-	11,624	609,495
			3,325,668		1,913,371		5,239,039

		Leuthold Asset Allocation Fund		Leuthold Core Investment Fund		Leuthold Core Investment Fund Pro Forma Combined
		Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Gas Utilities	0.03%
Perusahaan Gas Negara Persero Tbk PT (b)		-	-	460,500	282,596	460,500	282,596

Health Care Equipment & Supplies	6.55%
Biosensors International Group, Ltd. (a)(b)		-	-	288,000	303,955	288,000	303,955
Mindray Medical International, Ltd. - ADR		-	-	4,377	174,818	4,377	174,818
Zimmer Holdings, Inc.		10,997	827,194	-	-	10,997	827,194
Aetna, Inc.		21,134	1,080,370	-	-	21,134	1,080,370
Bangkok Dusit Medical Services PCL (b)		-	-	45,700	255,835	45,700	255,835
Community Health Systems, Inc.		-	-	109,024	5,166,647	109,024	5,166,647
DaVita HealthCare Partners, Inc. (a)		9,859	1,169,179	29,881	3,543,588	39,740	4,712,767
Express Scripts Holding Co. (a)		-	-	122,214	7,045,637	122,214	7,045,637
HCA Holdings, Inc.		-	-	108,216	4,396,816	108,216	4,396,816
Health Management Associates, Inc. - Class A (a)		-	-	400,292	5,151,758	400,292	5,151,758
HealthSouth Corp. (a)		44,672	1,178,001	78,066	2,058,601	122,738	3,236,602
Humana, Inc.		-	-	41,456	2,865,024	41,456	2,865,024
KPJ Healthcare Bhd (b)		-	-	75,900	145,386	75,900	145,386
Life Healthcare Group Holdings, Ltd. (b)		-	-	102,665	386,307	102,665	386,307
Magellan Health Services, Inc. (a)		-	-	49,532	2,356,237	49,532	2,356,237
Omnicare, Inc.		-	-	128,406	5,228,692	128,406	5,228,692
Quest Diagnostics, Inc.		-	-	57,069	3,221,545	57,069	3,221,545
Shanghai Pharmaceuticals Holding Co., Ltd. (a)(b)		-	-	173,900	382,705	173,900	382,705
UnitedHealth Group, Inc.		17,377	994,138	93,141	5,328,597	110,518	6,322,735
Universal Health Services, Inc. - Class B		-	-	71,336	4,556,230	71,336	4,556,230
VCA Antech, Inc. (a)		-	-	81,027	1,903,324	81,027	1,903,324
WellCare Health Plans, Inc. (a)		-	-	39,841	2,309,184	39,841	2,309,184
WellPoint, Inc.		18,336	1,214,393	49,263	3,262,689	67,599	4,477,082
			6,463,275		60,043,575		66,506,850
Hotels Restaurants & Leisure	0.03%
Genting Bhd (b)		-	-	87,500	284,041	87,500	284,041

Household Durables	0.14%
Even Construtora e Incorporadora SA (b)		-	-	69,500	332,582	69,500	332,582
Ez Tec Empreendimentos e Participacoes SA (b)		-	-	14,700	196,558	14,700	196,558
Haier Electronics Group Co., Ltd. (a)(b)		399,000	636,773	163,000	260,135	562,000	896,908
			636,773		789,275		1,426,048

Independent Power Producers &	0.11%
AES Corp.		83,747	1,052,700	-	-	83,747	1,052,700
First Gen Corp. (a)(b)		-	-	181,000	109,602	181,000	109,602
			1,052,700		109,602		1,162,302
Industrial Conglomerates	0.39%
Bidvest Group, Ltd. (b)		23,264	613,239	7,180	189,265	30,444	802,504
General Electric Co.		46,219	1,068,583	-	-	46,219	1,068,583
Siemens AG - ADR		18,032	1,943,850	-	-	18,032	1,943,850
Sigdo Koppers SA (b)		-	-	49,885	137,223	49,885	137,223
			3,625,672		326,488		3,952,160
Insurance	1.07%
Allianz SE (b)		6,538	891,278	-	-	6,538	891,278
Aon PLC (b)		19,898	1,223,727	-	-	19,898	1,223,727
Berkshire Hathaway, Inc. (a)		20,054	2,089,627	-	-	20,054	2,089,627
Brasil Insurance Participacoes e Administracao SA (b)		-	-	8,500	94,391	8,500	94,391
Everest Re Group, Ltd. (b)		9,669	1,255,616	-	-	9,669	1,255,616
Hyundai Marine & Fire Insurance Co., Ltd. (b)		-	-	8,120	233,264	8,120	233,264
LIG Insurance Co., Ltd. (b)		-	-	22,220	474,483	22,220	474,483
PICC Property & Casualty Co., Ltd. (a)(b)		442,000	569,757	668,000	861,081	1,110,000	1,430,838
Powszechny Zaklad Ubezpieczen SA (b)		-	-	2,338	290,148	2,338	290,148
Prudential Financial, Inc.		13,207	779,081	-	-	13,207	779,081
Sun Life Financial, Inc. (b)		78,322	2,137,407	-	-	78,322	2,137,407
			8,946,493		1,953,367		10,899,860
Internet & Catalog Retail	0.14%
priceline.com, Inc. (a)		2,093	1,439,837	-	-	2,093	1,439,837

Internet Software & Services	0.67%
Baidu, Inc. - ADR (a)		-	-	4,029	353,343	4,029	353,343
eBay, Inc. (a)		18,074	979,972	-	-	18,074	979,972
Google, Inc. - Class A (a)		3,624	2,877,565	-	-	3,624	2,877,565
NetEase, Inc. - ADR		-	-	8,546	468,065	8,546	468,065
NHN Corp. (a)(b)		-	-	1,865	450,866	1,865	450,866
Sohu.com, Inc. (a)(b)		13,686	678,962	-	-	13,686	678,962
Yahoo!, Inc. (a)		40,720	958,142	-	-	40,720	958,142
			5,494,641		1,272,274		6,766,915
IT Services	4.93%
Accenture PLC - Class A (b)		11,177	849,117	26,919	2,045,036	38,096	2,894,153
Alliance Data Systems Corp.		-	-	12,114	1,961,135	12,114	1,961,135
Amadeus IT Holding SA (b)		23,956	649,402	-	-	23,956	649,402
Amdocs, Ltd.		22,938	831,503	51,416	1,863,830	74,354	2,695,333
Cielo SA (b)		-	-	18,200	535,620	18,200	535,620
Cognizant Technology Solutions Corp. - Class A (a)		13,203	1,011,482	25,304	1,938,539	38,507	2,950,021
Convergys Corp.		-	-	94,756	1,613,695	94,756	1,613,695
DST Systems, Inc.		-	-	26,112	1,861,002	26,112	1,861,002
Fiserv, Inc. (a)		-	-	31,765	2,789,920	31,765	2,789,920
Gartner, Inc. (a)		-	-	33,111	1,801,570	33,111	1,801,570
Global Payments, Inc.		-	-	34,995	1,737,852	34,995	1,737,852
International Business Machines Corp.		9,559	2,038,935	25,035	5,339,966	34,594	7,378,901
Jack Henry & Associates, Inc.		-	-	48,186	2,226,675	48,186	2,226,675
Mastercard, Inc. - Class A		3,800	2,056,294	8,076	4,370,166	11,876	6,426,460
Sapient Corp. (a)		-	-	166,900	2,034,511	166,900	2,034,511
Total System Services, Inc.		-	-	62,722	1,554,251	62,722	1,554,251
Visa, Inc. - Class A		12,022	2,041,816	30,150	5,120,676	42,172	7,162,492
Western Union Co.		-	-	106,062	1,595,173	106,062	1,595,173
Wipro, Ltd. - ADR		-	-	23,862	241,006	23,862	241,006
			9,478,549		40,630,623		50,109,172

		Leuthold Asset Allocation Fund		Leuthold Core Investment Fund		Leuthold Core Investment Fund Pro Forma Combined
		Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Life Sciences Tools & Services	0.15%
Life Technologies Corp. (a)		20,315	1,312,958	-	-	20,315	1,312,958
WuXi PharmaTech Cayman, Inc. - ADR (a)		-	-	10,579	181,747	10,579	181,747
			1,312,958		181,747		1,494,705
Machinery	1.47%
Caterpillar, Inc.		-	-	41,725	3,628,823	41,725	3,628,823
Cummins, Inc.		-	-	45,225	5,237,507	45,225	5,237,507
Deere & Co.		-	-	42,533	3,656,988	42,533	3,656,988
Oshkosh Corp. (a)		21,414	909,881	-	-	21,414	909,881
Valmont Industries, Inc.		9,715	1,527,878	-	-	9,715	1,527,878
			2,437,759		12,523,318		14,961,077
Media	2.42%
Cheil Worldwide, Inc. (b)		-	-	11,614	251,737	11,614	251,737
Cyfrowy Polsat SA (a)(b)		-	-	68,085	355,371	68,085	355,371
Global Mediacom Tbk PT (b)		-	-	1,009,500	242,191	1,009,500	242,191
Interpublic Group of Cos, Inc.		-	-	596,534	7,772,838	596,534	7,772,838
Media Nusantara Citra Tbk PT (b)		-	-	808,000	235,565	808,000	235,565
Omnicom Group, Inc.		-	-	147,788	8,704,713	147,788	8,704,713
Publicis Groupe SA (b)		16,398	1,100,614	-	-	16,398	1,100,614
The Walt Disney Co.		19,337	1,098,341	-	-	19,337	1,098,341
WPP PLC - ADR		13,472	1,079,377	46,301	3,709,636	59,773	4,789,013
			3,278,332		21,272,051		24,550,383
Metals & Mining	0.32%
BHP Billiton, Ltd. - ADR		14,025	959,730	-	-	14,025	959,730
Fortescue Metals Group, Ltd. (b)		136,960	567,018	-	-	136,960	567,018
Grupo Mexico SAB de CV - Class B (b)		222,300	895,215	67,800	273,034	290,100	1,168,249
Jastrzebska Spolka Weglowa SA (b)		-	-	12,002	344,350	12,002	344,350
Jiangxi Copper Co., Ltd. (b)		-	-	83,000	184,065	83,000	184,065
			2,421,963		801,449		3,223,412
Multi-Utilities	0.19%
Alliant Energy Corp.		16,964	851,254	-	-	16,964	851,254
Ameren Corp.		30,751	1,076,900	-	-	30,751	1,076,900
			1,928,154		-		1,928,154
Office Electronics	0.11%
Canon, Inc. - ADR		29,614	1,086,538	-	-	29,614	1,086,538
Oil, Gas & Consumable Fuels	4.78%
Chevron Corp.		36,811	4,373,883	-	-	36,811	4,373,883
China Petroleum & Chemical Corp. - ADR		-	-	6,557	766,644	6,557	766,644
CNOOC, Ltd. - ADR		2,703	517,625	2,041	390,852	4,744	908,477
ConocoPhillips		36,472	2,191,967	-	-	36,472	2,191,967
Cosan, Ltd. - Class A (b)		56,144	1,094,808	11,234	219,063	67,378	1,313,871
CVR Energy, Inc.		-	-	48,455	2,501,247	48,455	2,501,247
Delek US Holdings, Inc.		-	-	78,605	3,101,753	78,605	3,101,753
Exxon Mobil Corp.		21,321	1,921,235	-	-	21,321	1,921,235
Gazprom OAO - ADR (a)		-	-	34,158	292,090	34,158	292,090
HollyFrontier Corp.		17,498	900,272	72,144	3,711,809	89,642	4,612,081
Indo Tambangraya Megah Tbk PT (b)		-	-	57,000	208,905	57,000	208,905
Lukoil OAO - ADR		-	-	8,509	548,296	8,509	548,296
Marathon Petroleum Corp.		-	-	51,416	4,606,874	51,416	4,606,874
Phillips 66		18,324	1,282,130	57,338	4,011,940	75,662	5,294,070
PTT PCL (b)		55,000	610,111	39,500	438,171	94,500	1,048,282
Royal Dutch Shell PLC - ADR		25,697	1,674,417	-	-	25,697	1,674,417
Sasol, Ltd. - ADR		13,690	607,015	5,050	223,917	18,740	830,932
Statoil ASA - ADR		38,284	942,552	-	-	38,284	942,552
Tesoro Corp.		-	-	62,184	3,640,873	62,184	3,640,873
Total SA - ADR		59,628	2,860,951	-	-	59,628	2,860,951
Tupras Turkiye Petrol Rafinerileri AS (b)		-	-	8,144	244,951	8,144	244,951
Valero Energy Corp.		-	-	66,222	3,012,439	66,222	3,012,439
Western Refining, Inc.		-	-	47,378	1,677,655	47,378	1,677,655
			18,976,966		29,597,479		48,574,445
Personal Products	0.03%
AMOREPACIFIC Group (b)		-	-	882	321,437	882	321,437
Pharmaceuticals	2.94%
Allergan, Inc.		14,579	1,627,454	29,073	3,245,419	43,652	4,872,873
Aspen Pharmacare Holdings, Ltd. (b)		-	-	15,387	319,821	15,387	319,821
Dr Reddy’s Laboratories, Ltd. - ADR		-	-	6,973	225,577	6,973	225,577
Eli Lilly & Co.		49,578	2,815,535	-	-	49,578	2,815,535
GlaxoSmithKline PLC - ADR		21,192	994,117	-	-	21,192	994,117
Kalbe Farma Tbk PT (b)		-	-	1,838,500	234,793	1,838,500	234,793
Merck & Co., Inc.		47,193	2,087,346	-	-	47,193	2,087,346
Mylan, Inc. (a)		-	-	139,173	4,027,667	139,173	4,027,667
Novo Nordisk A/S - ADR		11,782	1,902,793	-	-	11,782	1,902,793
Pfizer, Inc.		85,115	2,456,419	191,935	5,539,244	277,050	7,995,663
Richter Gedeon Nyrt (b)		-	-	1,072	150,079	1,072	150,079
Shire PLC - ADR		15,479	1,414,162	-	-	15,479	1,414,162
Sino Biopharmaceutical (b)		1,220,000	853,445	672,000	470,094	1,892,000	1,323,539
Teva Pharmaceutical Industries, Ltd. - ADR		36,383	1,443,677	-	-	36,383	1,443,677
			15,594,948		14,212,694		29,807,642
Real Estate Investment Trusts	6.81%
American Tower Corp.		34,363	2,643,202	30,957	2,381,212	65,320	5,024,414
Apartment Investment & Management Co. - Class A		-	-	86,950	2,665,887	86,950	2,665,887
Apartment Investment & Management Co. - Class A		96,667	2,963,810	-	-	96,667	2,963,810
Ashford Hospitality Trust, Inc.		87,674	1,083,651	79,412	981,532	167,086	2,065,183
Associated Estates Realty Corp.		40,465	754,268	36,341	677,396	76,806	1,431,664
BioMed Realty Trust, Inc.		82,857	1,789,711	74,298	1,604,837	157,155	3,394,548
Brandywine Realty Trust		-	-	119,522	1,774,902	119,522	1,774,902
Brandywine Realty Trust		133,278	1,979,178	-	-	133,278	1,979,178
CBL & Associates Properties, Inc.		121,716	2,872,498	109,293	2,579,315	231,009	5,451,813
Coresite Realty Corp.		23,765	831,300	21,266	743,885	45,031	1,575,185
Corporate Office Properties Trust		77,398	2,064,979	69,452	1,852,979	146,850	3,917,958
CubeSmart		88,959	1,405,552	81,297	1,284,493	170,256	2,690,045
DuPont Fabros Technology, Inc.		53,953	1,309,439	48,455	1,176,003	102,408	2,485,442
LaSalle Hotel Properties		100,520	2,551,198	90,180	2,288,768	190,700	4,839,966
Lexington Realty Trust		126,534	1,493,101	113,600	1,340,480	240,134	2,833,581

		Leuthold Asset Allocation Fund		Leuthold Core Investment Fund		Leuthold Core Investment Fund Pro Forma Combined
		Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Liberty Property Trust		45,282	1,799,959	40,648	1,615,758	85,930	3,415,717
Mack-Cali Realty Corp.		73,865	2,113,278	66,491	1,902,307	140,356	4,015,585
Omega Healthcare Investors, Inc.		110,797	3,363,797	99,333	3,015,750	210,130	6,379,547
Parkway Properties, Inc.		42,713	792,326	36,072	669,136	78,785	1,461,462
Pennsylvania Real Estate Investment Trust		36,611	709,887	32,842	636,806	69,453	1,346,693
Ramco-Gershenson Properties Trust		67,121	1,127,633	60,838	1,022,078	127,959	2,149,711
RLJ Lodging Trust		51,063	1,162,194	45,763	1,041,566	96,826	2,203,760
Sabra Health Care REIT, Inc.		29,225	847,817	26,381	765,313	55,606	1,613,130
STAG Industrial, Inc.		35,327	751,405	31,765	675,642	67,092	1,427,047
			36,410,183		32,696,045		69,106,228
Real Estate Management & Development	0.60%
Alam Sutera Realty Tbk PT (b)		-	-	2,376,000	262,556	2,376,000	262,556
Aliansce Shopping Centers SA (b)		-	-	37,900	445,816	37,900	445,816
Altisource Portfolio Solutions SA (a)(b)		10,600	739,350	-	-	10,600	739,350
BR Properties SA (b)		48,800	542,880	30,700	341,525	79,500	884,405
Bumi Serpong Damai PT (b)		-	-	3,895,500	703,726	3,895,500	703,726
Bumi Serpong Damai PT (b)		5,189,500	937,488	-	-	5,189,500	937,488
Franshion Properties China, Ltd. (b)		-	-	682,000	223,606	682,000	223,606
K Wah International Holdings, Ltd. (b)		-	-	507,000	285,577	507,000	285,577
Megaworld Corp. (b)		-	-	2,367,000	225,625	2,367,000	225,625
Multiplan Empreendimentos Imobiliarios SA (b)		-	-	13,800	396,432	13,800	396,432
New World Development Co., Ltd. (b)		-	-	141,000	239,637	141,000	239,637
Shimao Property Holdings, Ltd. (b)		-	-	123,500	238,118	123,500	238,118
UOL Group, Ltd. (b)		-	-	47,000	265,407	47,000	265,407
Wing Tai Holdings, Ltd. (b)		-	-	175,000	269,120	175,000	269,120
			2,219,718		3,897,145		6,116,863
Road & Rail	3.55%
Canadian National Railway Co. (b)		-	-	41,456	4,158,037	41,456	4,158,037
Canadian Pacific Railway, Ltd. (b)		12,432	1,622,003	41,725	5,443,861	54,157	7,065,864
ComfortDelGro Corp., Ltd. (b)		-	-	205,000	316,330	205,000	316,330
CSX Corp.		-	-	173,361	4,269,881	173,361	4,269,881
Genesee & Wyoming, Inc. (a)		-	-	25,304	2,356,055	25,304	2,356,055
Kansas City Southern		-	-	32,572	3,612,235	32,572	3,612,235
Norfolk Southern Corp.		-	-	77,259	5,955,124	77,259	5,955,124
Union Pacific Corp.		-	-	50,339	7,168,777	50,339	7,168,777
West Japan Railway Co. (b)		22,900	1,101,728	-	-	22,900	1,101,728
			2,723,731		33,280,300		36,004,031
Semiconductors & Semiconductor	0.45%
Epistar Corp. (b)		-	-	50,000	89,687	50,000	89,687
Formosa Sumco Technology Corp. (a)(b)		-	-	172,000	182,892	172,000	182,892
Samsung Electronics Co., Ltd. (b)		1,806	2,461,633	713	971,841	2,519	3,433,474
Spreadtrum Communications, Inc. - ADR		-	-	24,488	502,249	24,488	502,249
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR		-	-	12,500	214,875	12,500	214,875
Vanguard International Semiconductor Corp. (b)		-	-	156,000	144,765	156,000	144,765
			2,461,633		2,106,309		4,567,942
Software	0.74%
Activision Blizzard, Inc.		77,169	1,124,353	-	-	77,169	1,124,353
Asseco Poland SA (b)		-	-	21,247	274,471	21,247	274,471
Microsoft Corp.		92,492	2,646,196	-	-	92,492	2,646,196
Oracle Corp.		56,780	1,836,265	-	-	56,780	1,836,265
Symantec Corp. (a)		50,237	1,239,849	-	-	50,237	1,239,849
Totvs SA (b)		-	-	18,100	371,898	18,100	371,898
			6,846,663		646,369		7,493,032
Specialty Retail	1.36%
Bed Bath & Beyond, Inc. (a)		17,798	1,146,547	-	-	17,798	1,146,547
Foot Locker, Inc.		41,558	1,422,946	-	-	41,558	1,422,946
Pier 1 Imports, Inc.		-	-	136,212	3,132,876	136,212	3,132,876
The Home Depot, Inc.		35,568	2,481,935	-	-	35,568	2,481,935
TJX Cos, Inc.		35,989	1,682,486	-	-	35,989	1,682,486
Williams-Sonoma, Inc.		-	-	75,913	3,911,038	75,913	3,911,038
			6,733,914		7,043,914		13,777,828
Textiles, Apparel & Luxury Goo	0.13%
LVMH Moet Hennessy Louis Vuitton SA (b)		6,653	1,143,055	-	-	6,653	1,143,055
Shenzhou International Group Holdings, Ltd. (b)		-	-	63,000	177,347	63,000	177,347
			1,143,055		177,347		1,320,402
Thrifts & Mortgage Finance	0.02%
Malaysia Building Society (b)		-	-	204,500	179,304	204,500	179,304
Tobacco	0.16%
Philip Morris International, Inc.		17,568	1,628,729	-	-	17,568	1,628,729
Trading Companies & Distributo	0.11%
Mitsubishi Corp. (b)		62,200	1,171,466	-	-	62,200	1,171,466
Transportation Infrastructure	0.13%
Airports of Thailand PCL (b)		195,000	817,468	57,700	241,887	252,700	1,059,355
Arteris SA (b)		-	-	27,820	310,862	27,820	310,862
			817,468		552,749		1,370,217
Water Utilities	0.13%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (a)		16,056	766,353	8,028	383,176	24,084	1,149,529
Guangdong Investment, Ltd. (b)		-	-	150,000	131,904	150,000	131,904
			766,353		515,080		1,281,433
Wireless Telecommunication Ser	2.27%
Advanced Info Service PCL (b)		-	-	34,500	278,725	34,500	278,725
America Movil SAB de CV - ADR		-	-	187,820	3,936,707	187,820	3,936,707
China Mobile, Ltd. - ADR		19,111	1,015,367	10,122	537,782	29,233	1,553,149
Crown Castle International Corp. (a)		13,437	935,753	50,878	3,543,144	64,315	4,478,897
ENTEL Chile SA (b)		-	-	18,042	381,756	18,042	381,756
Mobile Telesystems OJSC - ADR		-	-	26,736	554,505	26,736	554,505
MTN Group, Ltd. (b)		-	-	14,431	253,585	14,431	253,585
Rogers Communications, Inc. - Class B (b)		-	-	76,451	3,903,588	76,451	3,903,588
SK Telecom Co., Ltd. - ADR		-	-	251,697	4,497,825	251,697	4,497,825
Tim Participacoes SA - ADR		-	-	10,601	231,950	10,601	231,950
Turkcell Iletisim Hizmetleri AS - ADR (a)		38,573	641,855	31,182	518,868	69,755	1,160,723
Vodafone Group PLC - ADR		62,953	1,788,495	-	-	62,953	1,788,495
			4,381,470		18,638,435		23,019,905
TOTAL COMMON STOCKS			$231,464,344		$453,906,582		$685,370,926

		Leuthold Asset Allocation Fund		Leuthold Core Investment Fund		Leuthold Core Investment Fund Pro Forma Combined
		Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
PREFERRED STOCKS	0.39%
Commercial Banks	0.33%
Bancolombia SA - ADR		-	$-	38,495	$2,434,809	38,495	$2,434,809
Itau Unibanco Holding SA - ADR		36,928	657,318	11,827	210,520	48,755	867,838
			657,318		2,645,329		3,302,647
Food & Staples Retailing	0.04%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR		-	-	8,279	441,105	8,279	441,105
Metals & Mining	0.02%
Vale SA (b)		-	-	13,000	215,128	13,000	215,128
TOTAL PREFERRED STOCKS			$657,318		$3,301,562		$3,958,880
INVESTMENT COMPANIES	11.78%
Exchange Traded Funds	11.78%
CurrencyShares Japanese Yen Trust		-	$-	62,453	$6,498,235	62,453	$6,498,235
iShares Barclays MBS Bond Fund		93,469	10,089,044	226,661	24,465,789	320,130	34,554,833
iShares Core MSCI Emerging Markets ETF		-	-	21,041	1,068,041	21,041	1,068,041
iShares Core Total US Bond Market ETF		-	-	42,263	4,679,782	42,263	4,679,782
iShares JPMorgan USD Emerging Markets Bond Fund		17,456	2,050,556	72,144	8,474,756	89,600	10,525,312
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund		10,081	1,054,170	18,844	1,970,517	28,925	3,024,687
PowerShares Build America Bond Portfolio		139,796	4,234,421	212,663	6,441,562	352,459	10,675,983
PowerShares Emerging Markets Sovereign Debt Portfolio		56,351	1,678,133	202,434	6,028,485	258,785	7,706,618
PowerShares Senior Loan Portfolio		82,972	2,083,427	140,519	3,528,432	223,491	5,611,859
SPDR Barclays International Treasury Bond ETF		29,222	1,709,487	245,236	14,346,306	274,458	16,055,793
SPDR Barclays Short Term High Yield Bond ETF		33,732	1,041,644	51,685	1,596,033	85,417	2,637,677
SPDR Barclays Short Term International Treasury Bond ETF		-	-	54,377	1,923,314	54,377	1,923,314
Vanguard FTSE Emerging Markets ETF		70,626	3,029,149	-	-	70,626	3,029,149
Vanguard FTSE Europe ETF		41,355	2,031,771	-	-	41,355	2,031,771
Vanguard Mortgage-Backed Securities ETF		66,038	3,443,222	-	-	66,038	3,443,222
Vanguard Total Bond Market ETF		-	-	73,221	6,124,204	73,221	6,124,204
TOTAL INVESTMENT COMPANIES			$32,445,024		$87,145,456		$119,590,480

		Troy Ounces		Troy Ounces		Troy Ounces
PRECIOUS METALS	4.21%
Gold Bullion (a)		10,492	$16,766,621	16,228	$25,934,129	26,720	$42,700,750
TOTAL PRECIOUS METALS			$16,766,621		$25,934,129		$42,700,750

		Principal Amount		Principal Amount		Principal Amount
CORPORATE BONDS	7.45%
Biotechnology	0.15%
Amgen, Inc., 4.100%, 06/15/2021		$-	$-	$1,417,000	$1,567,799	$1,417,000	$1,567,799
Capital Markets	0.50%
Goldman Sachs Group, Inc., 6.150%, 04/01/2018		1,987,000	2,341,415	2,339,000	2,756,200	4,326,000	5,097,615
Computers & Peripherals	0.40%
Hewlett-Packard Co., 4.750%, 06/02/2014		1,800,000	1,880,122	2,118,000	2,212,276	3,918,000	4,092,398
Consumer Finance	0.27%
Capital One Financial Corp., 7.375%, 05/23/2014		1,175,000	1,261,330	1,383,000	1,484,612	2,558,000	2,745,942
Diversified Financial Services	0.44%
JPMorgan Chase & Co., 3.150%, 07/05/2016		1,956,000	2,073,917	2,302,000	2,440,776	4,258,000	4,514,693
Diversified Telecommunication	0.68%
AT&T, Inc., 5.100%, 09/15/2014		1,853,000	1,970,523	2,181,000	2,319,326	4,034,000	4,289,849
Cellco Partnership / Verizon Wireless Capital LLC, 5.550%, 02/01/2014		1,135,000	1,179,667	1,336,000	1,388,577	2,471,000	2,568,244
			3,150,190		3,707,903		6,858,093
Electric Utilities	0.55%
Duke Energy Corp., 3.950%, 09/15/2014		1,150,000	1,203,037	1,354,000	1,416,445	2,504,000	2,619,482
Oncor Electric Delivery Co., LLC, 6.800%, 09/01/2018		1,078,000	1,341,786	1,268,000	1,578,278	2,346,000	2,920,064
			2,544,823		2,994,723		5,539,546
Health Care Providers & Services	0.28%
Coventry Health Care, Inc., 5.950%, 03/15/2017		1,134,000	1,314,763	1,335,000	1,547,803	2,469,000	2,862,566

Industrial Conglomerates	0.46%
General Electric Co., 5.250%, 12/06/2017		1,843,000	2,158,870	2,169,000	2,540,743	4,012,000	4,699,613
Internet & Catalog Retail	0.44%
Expedia, Inc., 7.456%, 08/15/2018		1,700,000	2,031,403	2,026,000	2,420,954	3,726,000	4,452,357
Media	0.44%
Time Warner Cable, Inc., 8.250%, 04/01/2019		1,587,000	2,065,834	1,868,000	2,431,619	3,455,000	4,497,453
Metals & Mining	0.35%
Nabors Industries, Inc., 9.250%, 01/15/2019		1,275,000	1,639,882	1,500,000	1,929,273	2,775,000	3,569,155
Oil, Gas & Consumable Fuels	1.20%
Anadarko Petroleum Corp., 5.950%, 09/15/2016		1,452,000	1,671,407	1,709,000	1,967,242	3,161,000	3,638,649
Enterprise Products Operating, LLC, 5.600%, 10/15/2014		939,000	1,006,561	1,105,000	1,184,505	2,044,000	2,191,066
Petrobras International Finance Co., 6.125%, 10/06/2016 (b)		1,456,000	1,627,808	1,714,000	1,916,252	3,170,000	3,544,060
Petrohawk Energy Corp., 7.250%, 08/15/2018		1,141,000	1,276,716	1,343,000	1,502,743	2,484,000	2,779,459
			5,582,492		6,570,742		12,153,234
Pharmaceuticals	0.14%
Hospira, Inc., 6.050%, 03/30/2017		-	-	1,231,000	1,400,803	1,231,000	1,400,803
Real Estate Investment Trusts	0.15%
Vornado Realty LP, 4.250%, 04/01/2015		-	-	1,451,000	1,533,646	1,451,000	1,533,646
Semiconductors & Semiconductor	0.27%
KLA-Tencor Corp., 6.900%, 05/01/2018		1,057,000	1,267,138	1,244,000	1,491,315	2,301,000	2,758,453
Software	0.26%
BMC Software, Inc., 7.250%, 06/01/2018		1,071,000	1,220,808	1,260,000	1,436,245	2,331,000	2,657,053
Tobacco	0.13%
Altria Group, Inc., 9.700%, 11/10/2018		421,000	585,893	495,000	688,876	916,000	1,274,769

		Principal Amount		Principal Amount		Principal Amount
Wireless Telecommunication Services	0.34%
Rogers Communications, Inc., 6.375%, 03/01/2014 (b)		1,488,000	1,564,379	1,752,000	1,841,930	3,240,000	3,406,309
TOTAL CORPORATE BONDS			$32,683,259		$42,998,238		$75,681,497
UNITED STATES TREASURY OBLIGATIONS	3.39%
United States Treasury Inflation Indexed Bonds	1.80%
0.125%, 01/15/2022		$2,034,860	$2,214,023	$3,866,234	$4,206,644	$5,901,094	$6,420,667
0.125%, 07/15/2022		2,503,450	2,728,175	-	-	2,503,450	2,728,175
0.625%, 07/15/2021		2,043,440	2,337,184	-	-	2,043,440	2,337,184
1.250%, 07/15/2020		2,111,840	2,522,494	3,590,128	4,288,239	5,701,968	6,810,733
			9,801,876		8,494,883		18,296,759
United States Treasury Notes	1.59%
0.625%, 11/30/2017		3,700,000	3,687,572	-	-	3,700,000	3,687,572
1.000%, 11/30/2019		2,800,000	2,771,345	3,463,000	3,427,560	6,263,000	6,198,905
1.375%, 09/30/2018		2,700,000	2,772,562	3,344,000	3,433,870	6,044,000	6,206,432
			9,231,479		6,861,430		16,092,909
TOTAL UNITED STATES TREASURY OBLIGATIONS			$19,033,355		$15,356,313		$34,389,668
FOREIGN GOVERNMENT BONDS	0.57%
Mexico Government International Bond, 5.625%, 01/15/2017 (b)		$-	$-	$2,800,000	$3,220,000	$2,800,000	$3,220,000
Province of Manitoba Canada, 1.300%, 04/03/2017 (b)		2,500,000	2,546,500	-	-	2,500,000	2,546,500
TOTAL FOREIGN GOVERNMENT BONDS			$2,546,500		$3,220,000		$5,766,500

SHORT-TERM INVESTMENTS	3.77%	Shares		Shares		Shares
Money Market Funds
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)(d)		10,839,107	$10,839,107	27,475,534	$27,475,534	38,314,641	$38,314,641
TOTAL SHORT-TERM INVESTMENTS			$10,839,107		$27,475,534		$38,314,641

Total Investments (e)	99.07%		$346,435,528		$659,337,814		$1,005,773,342
Total Investments At Cost			302,010,834		564,719,494		866,730,328
Other Assets in Excess of Liabilities	0.93%		(354,814)		9,809,660		9,454,846
TOTAL NET ASSETS - 100.00%	100.00%		$346,080,714		$669,147,474		$1,015,228,188

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2013.
(d)	All or a portion of the assets have been committed as collateral for futures contracts.
(e)	All of the investments of the Leuthold Asset Allocation Fund are eligible investments of the Leuthold Core Investment Fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The acompanying notes are an integral part of these consolidated financial statements.

Leuthold Core Investment Fund
Pro Forma
Consolidated Schedule of Futures Contracts
March 31, 2013
(Unaudited)

	Leuthold Asset Allocation Fund				Leuthold Core Investment Fund				Leuthold Core Investment Fund Pro Forma Combined
	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
LONG FUTURES CONTRACTS
E-Mini S&P 500	45	Sept 2013	$3,554,446	$60,404	0		$-	$-	45	Sept 2013	$3,554,446	$60,404
Total Long Futures Contracts			$3,554,446	$60,404			$-	$-			$3,554,446	$60,404

The acompanying notes are an integral part of these consolidated financial statements.

Leuthold Core Investment Fund
Pro Forma
Statements of Assets and Liabilities
March 31, 2013
(Unaudited)

	Leuthold Asset Allocation Fund (Consolidated)		Leuthold Core Investment Fund (Consolidated)		Pro Forma Adjustments		Leuthold Core Investment Fund Pro Forma Combined
ASSETS:
Investments, at cost	$302,010,834		$564,719,494		$-		$866,730,328

Investments, at fair value	$346,435,528		$659,337,814		$-		$1,005,773,342
Cash	80,351		48,310		-		128,661
Foreign currency	-		8,041		-		8,041
Receivable for Fund shares sold	169,210		327,901		-		497,111
Receivable for investments sold	46,458		13,583,013		-		13,629,471
Deposits at broker	224		8,793,434		-		8,793,658
Collateral at broker for futures contracts	540,049		-		-		540,049
Interest receivable	521,688		706,498		-		1,228,186
Dividends receivable	579,950		727,740		-		1,307,690
Receivable for variation margin on futures contracts	20,355		-		-		20,355
Other assets	40,872		58,128		-		99,000
Total Assets	348,434,685		683,590,879		-		1,032,025,564

LIABILITIES:
Interest payable on securities sold short	-		-		-		-
Payable for investments purchased	-		13,085,993		-		13,085,993
Payable for Fund shares redeemed	1,340,130		280,505		-		1,620,635
Payable to Adviser	274,880		508,170		-		783,050
Payable to Custodian	79,157		56,103		-		135,260
Distribution (Rule 12b-1) fees payable	256,481		-		-		256,481
Shareholder servicing fees payable	-		93,518		-		93,518
Accrued expenses and other liabilities	403,323		419,116		-		822,439
Total Liabilities	2,353,971		14,443,405		-		16,797,376
NET ASSETS	$346,080,714		$669,147,474		$-		$1,015,228,188

NET ASSETS CONSIST OF:
Capital stock	$611,885,035		$551,617,226		-		$1,163,502,261
Accumulated net investment income (loss)	(3,487,566)		(2,503,296)		-		(5,990,862)
Accumulated net realized gain (loss)	(307,053,117)		25,097,972		-		(281,955,145)
Net unrealized appreciation (depreciation) on investments	44,675,958		94,935,572		-		139,611,530
Net unrealized appreciation (depreciation) on futures contracts	60,404		-		-		60,404
Total Net Assets	$346,080,714		$669,147,474		$-		$1,015,228,188

Retail Class Shares
Net assets	$253,512,191		$461,019,313				$714,531,504

Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	23,794,409		25,956,083		14,274,335	(a)	40,230,418
Net Asset Value, Redemption Price and Offering Price Per Share	$10.65	*	$17.76	*			$17.76	*
Institutional Class Shares
Net assets	92,568,523		208,128,161				$300,696,684

Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	8,655,245		11,723,930		5,215,128	(a)	16,939,058
Net Asset Value, Redemption Price and Offering Price Per Share	$10.70	*	$17.75	*			$17.75	*

* Redemption price may differ from NAV if redemption fee is applied.

(a) Adjustment reflects shares issued in conversion.

The acompanying notes are an integral part of these consolidated financial statements.

Leuthold Core Investment Fund
Pro Forma
Statements of Operations
For the Six Months Ended March 31, 2013
(Unaudited)

	Leuthold Asset Allocation Fund (Consolidated)	Leuthold Core Investment Fund (Consolidated)	Pro Forma Adjustments		Leuthold Core Investment Fund Pro Forma Combined
INVESTMENT INCOME:
Dividend income (a)	$5,785,201	$6,299,963	$-		$12,085,164
Interest income	499,109	677,449	-		1,176,558
Total investment income	6,284,310	6,977,412	-		13,261,722

EXPENSES:
Investment advisor fees (Note 3)	2,172,609	3,218,316	-		5,390,925
Administration fees	88,660	131,568	-		220,228
Transfer agent fees	216,199	103,557	-		319,756
Legal fees	5,451	5,279	-		10,730
Audit fees	32,007	30,362	(32,007)	(b)	30,362
Fund accounting fees	36,827	51,549			88,376
Custody fees	94,676	74,662			169,338
Shareholder servicing fees - Retail Class	-	246,811	189,823	(c)	436,634
Registration fees	21,501	23,783	(21,501)	(b)	23,783
Report to shareholders	21,105	64,039			85,144
Directors’ fees	36,786	54,213			90,999
Distribution (Rule 12b-1) fees - Retail Class (Note 4)	353,879	-	(353,879)	(d)	-
Other	18,605	22,454			41,059
Total expenses before dividends and interest on short positions	3,098,305	4,026,593	(217,564)		6,907,334
Dividends and interest on short positions	41,920	456,556			498,476
(Reimbursement) or recovery from Adviser (Note 3)	-	-			-
Total expenses	3,140,225	4,483,149	(217,564)		7,405,810
NET INVESTMENT INCOME (LOSS)	$3,144,085	$2,494,263	$217,564		$5,855,912

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SHORT POSITIONS, FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION AND FUTURES CONTRACTS:
Net realized gain (loss) on:
Investments	$42,350,558	$35,016,552	$-		$77,367,110
Investment companies	309,583	1,047,819	-		1,357,402
Realized gain distributions received from investment companies	204,669	277,626	-		482,295
Short positions	(391,530)	(3,221,625)	-		(3,613,155)
Foreign currency and foreign currency translation	(815)	(10,107)	-		(10,922)
Net unrealized appreciation (depreciation) during the period on:
Investments	(22,551,283)	17,203,898	-		(5,347,385)
Investment companies	(2,141,039)	(3,306,785)	-		(5,447,824)
Short positions	253,848	316,450	-		570,298
Foreign currency and foreign currency translation	(183)	175	-		(8)
Futures contracts	60,404	-	-		60,404
Net realized and unrealized gain (loss) on investments, investment companies, short positions, foreign currency and foreign currency translation and futures contracts	18,094,212	47,324,003	-		65,418,215

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,238,297	$49,818,266	$217,564		$71,274,127

(a) Net of foreign taxes withheld of:	$118,620	$69,181	$-		$187,801
(b) The adjustments to audit and registration fees reflect the elimination of duplicate costs or economies of scale.
(c) The adjustments to shareholder servicing fees reflects the increase in total assets.
(d) The surviving Fund will have no distribution (Rule 12b-1) fees.

Leuthold Core Investment Fund
Pro Forma
Annual Fund Operating Expenses
For the Six Months Ended March 31, 2013
(Unaudited)

Retail Class
	Leuthold Asset Allocation Fund	Leuthold Core Investment Fund	Leuthold Core Investment Fund Pro Forma Combined
Investment advisory fees	0.90%	0.90%	0.90%
Distribution (Rule 12b-1) fees	0.22%	0.00%	0.00%
Shareholder servicing fees	0.00%	0.11%	0.11%
Dividends and interest on short positions	0.02%	0.13%	0.13%
Other expenses	0.25%	0.15%	0.15%
Acquired Fund Fees and Expenses (1)	0.05%	0.05%	0.05%
Total Fund Operating Expenses	1.44%	1.34%	1.34%

Institutional Class
	Leuthold Asset Allocation Fund	Leuthold Core Investment Fund	Leuthold Core Investment Fund Pro Forma Combined
Investment advisory fees	0.90%	0.90%	0.90%
Distribution (Rule 12b-1) fees	0.00%	0.00%	0.00%
Shareholder servicing fees	0.00%	0.00%	0.00%
Dividends and interest on short positions	0.01%	0.12%	0.12%
Other expenses	0.24%	0.16%	0.16%
Acquired Fund Fees and Expenses (1)	0.05%	0.05%	0.05%
Total Fund Operating Expenses	1.20%	1.23%	1.23%

Expense Limit (Total Fund) (2)	1.50%	1.25%	1.25%

(1)

The Funds indirectly bear a pro rata share of the fees and expenses of each underlying Fund in which they invest. Since Acquired Fund Fees and Expenses are not directly borne by a Fund, they are not reflected in the Fund’s financial statements, with the result that the information presented in the Fund’s expense table may differ from that presented in the financial highlights.

(2)

The Fund’s investment adviser has agreed to waive its advisory fee to the extent necessary to insure the net expenses (excluding Acquired Fund Fees and Expenses) does not exceed 1.50% and 1.25% of average daily net assets for the Leuthold Asset Allocation Fund and Leuthold Core Investment Fund, respectively. The investment adviser may recover waived fees in subsequent years.

Leuthold Core Investment Fund
Notes to Pro Forma Combining Financial Statements
March 31, 2013 (Unaudited)

1. Description of the Funds and Basis of Combination

The Leuthold Asset Allocation Fund (the “Target Fund”) and the Leuthold Core Investment Fund (the “Acquiring Fund”) are each separate series of Leuthold Funds, Inc. (the “Company”). The Company was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended. The investment objective of the Target Fund is total return. The Target Fund’s Retail Class and Institutional Class commenced operations on May 24, 2006 and January 31, 2007, respectively. The investment objective of the Acquiring Fund is also total return. The Acquiring Fund’s Retail Class and Institutional Class commenced operations on November 20, 1995 and January 31, 2006, respectively.

The pro forma combined Statement of Assets and Liabilities, Statement of Operations, and Schedule of Investments reflect the accounts of the Target Fund and the Acquiring Fund as if the proposed reorganization occurred as of and for the six months ended March 31, 2013. These statements have been derived from books and records utilized in calculating daily net asset value at March 31, 2013. The Acquiring Fund will be the accounting survivor of the reorganization.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Target Fund and Acquiring Fund included in the semi-annual report dated March 31, 2013.

The reorganization involves the transfer of all of the assets and stated liabilities of the Target Fund to the Acquiring Fund in exchange for shares of common stock of the Acquiring Fund, and the pro rata distribution of such shares of the Acquiring Fund to the shareholders of the Target Fund, as provided in the Plan of Acquisition and Liquidation. The reorganization is intended to qualify as a tax-free reorganization so that shareholders of the Target Fund will not recognize any gain or loss through the exchange of shares in the reorganization.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Investment Valuation – Securities listed on a national securities exchange are valued at the last sale price on the day the valuation is made, and securities that are traded on the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the bid and the asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if unavailable, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Other assets, including certain investments in open-end investment companies, and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors and the Funds’ Fair Value Pricing Committee. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges is used. Non-exchange traded options also will be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, fair value shall be determined.

B-16

The Funds may invest in foreign securities. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. The Board has approved the use of their independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If these events materially affect the value of portfolio securities, then these securities may be valued as determined in good faith by the Funds’ Board of Directors. Some of the factors which may be considered by the Board of Directors and the Funds’ Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Physical metals are valued at prices provided by an independent pricing service. The Target Fund and the Acquiring Fund may invest in metals such as aluminum, copper, zinc, lead, nickel, tin, silver, palladium and other industrial and precious metals. Metals not traded on an exchange are valued at the mid-point between the closing bid and asked prices as obtained from a commonly used reputable pricing source.

Fair Valuation Measurements – The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2013:

Target Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$205,922,461	$25,541,883	$—	$231,464,344
Preferred Stocks	657,318	—	—	657,318
Exchange Traded Funds	32,445,024	—	—	32,445,024
Precious Metals	—	16,766,621	—	16,766,621
Corporate Bonds	—	32,683,259	—	32,683,259
United States Treasury Obligations	—	19,033,355	—	19,033,355
Foreign Government Bonds	—	2,546,500	—	2,546,500
Money Market Funds	10,839,107	—	—	10,839,107
Total Investments in Securities	$249,863,910	$96,571,618	$—	$346,435,528

Futures Contracts at Fair Value	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$60,404	$—	$—	$60,404
Total Futures Contracts	$60,404	$—	$—	$60,404

The fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

B-17

Acquiring Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$423,603,614	$30,302,968	$—	$453,906,582
Preferred Stocks	3,301,562	—	—	3,301,562
Exchange Traded Funds	87,145,456	—	—	87,145,456
Precious Metals	—	25,934,129	—	25,934,129
Corporate Bonds	—	42,998,238	—	42,998,238
United States Treasury Obligations	—	15,356,313	—	15,356,313
Foreign Government Bonds	—	3,220,000	—	3,220,000
Money Market Funds	27,475,534	—	—	27,475,534
Total Investments in Securities	$541,526,166	$117,811,648	$—	$659,337,814

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were transfers from Level 2 to Level 1 of common stocks in the amount of $741,678 and transfers from Level 1 to Level 2 of common stocks in the amount of $321,437 during the six month period ended March 31, 2013. The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE. The Fund did not invest in any Level 3 securities.

The following table presents the fair value of open futures contracts, held long or sold short by the Target Fund, at March 31, 2013:

	Fair Value - Long Positions		Fair Value - Short Positions		Net Unrealized Gain/(Loss) on
Futures Contracts	Assets	Liabilities	Assets	Liabilities	Open Positions
Stock Index	$60,404	$—	$—	$—	$60,404
Total Futures Contracts	$60,404	$—	$—	$—	$60,404

The average monthly notional amount of futures contracts held by the Target Fund during the six month period ended March 31, 2013 were as follows:

Long Positions
Futures Contracts	$ 5,330,911

The following table presents the trading results of derivative trading and information related to the volume of the Target Fund for the six months period ended March 31, 2013:

Futures Contracts	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Number of Contracts Closed
Stock Index	$—	$60,404	—
Total Futures Contracts	$—	$60,404	—

B-18

3. Fees

The Funds have entered into an Investment Advisory Agreement (“advisory agreement”) with Leuthold Weeden Capital Management (“Adviser”). Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates of 0.90% for the Target and 0.90% for the Acquiring Fund, as applied to each Fund’s daily net assets.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, including organization expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Target Fund – 1.50%
Acquiring Fund – 1.25%

Target Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. The Target Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Target Fund’s shareholders, assists in the maintenance of the Target Fund’s shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Target Fund pursuant to a written agreement approved by the Board of Directors. To the extent such fee is not paid to such persons, the Target Fund may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Target Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the Plan.

The Acquiring Fund has not adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. The Acquiring Fund has adopted a service plan pursuant to which it may pay fees of up to 0.25% of its average daily net assets to broker-dealers, financial institutions or other service providers that provide services to investors in the Fund.

4. Capital Shares

The combined pro forma net asset values per share assume that the issuance of Acquiring Fund shares to the Target Fund shareholders would have occurred at March 31, 2013 in connection with the proposed reorganization. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at March 31, 2013:

Class of Shares	Shares of Acquiring Fund Outstanding Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Retail Shares	25,956,083	14,274,335	40,230,418
Institutional Shares	11,723,930	5,215,128	16,939,058

5. Federal Taxes

Federal Income Taxes: Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

LEUTHOLD FUNDS, INC.
Part C. Other Information
September 13, 2013

Item 15.	Indemnification

          Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant’s Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

Article VII

GENERAL PROVISIONS

Section 7.	Indemnification.

                    A.     The Corporation shall indemnify all of its corporate representatives against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

                    B.     In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

                    C.     The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

                    D.     Expenses, including attorneys’ fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative’s good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

                    E.     The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

                    F.     This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

                    G.     “Corporate Representative” means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

          Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.		EXHIBITS.

	1.	(a)	Registrant’s Articles of Incorporation. (1)

		(b)	Articles Supplementary. (2)

		(c)	Articles Supplementary. (2)

		(d)	Articles Supplementary. (5)

		(e)	Articles Supplementary. (6)

		(f)	Articles Supplementary. (7)

		(g)	Articles Supplementary. (8)

		(h)	Articles Supplementary. (1)

		(i)	Articles Supplementary. (10)

		(j)	Articles Supplementary. (11)

		(k)	Articles Supplementary. (12)

	2.	Registrant’s Bylaws. (1)

	3.	None.

	4.	Plan of Acquisition and Liquidation is incorporated by reference to Exhibit A to the Prospectus filed herewith as Part A to this registration statement on Form N-14.

	5.	None.

	6.	(a)	Investment Advisory Agreement (Leuthold Core Investment Fund). (1)

		(b)	Investment Advisory Agreement (Leuthold Asset Allocation Fund). (6)

		(c)	Investment Advisory Agreement (Leuthold Global Fund). (13)

		(d)	Investment Advisory Agreement (Leuthold Select Industries Fund). (4)

		(e)	Investment Advisory Agreement (Grizzly Short Fund). (2)

		(f)	Investment Advisory Agreement (Leuthold Global Industries Fund). (12)

	7.	None.

	8.	None.

	9.	Custody Agreement with U.S. Bank National Association. (4)

	10.	(a) Service and Distribution Plan for Leuthold Asset Allocation Fund. (6)

	(b)	Service and Distribution Plan for Leuthold Global Fund. (9)

	(c)	Service and Distribution Plan for Leuthold Global Industries Fund. (12)

	(d)	Amended and Restated Rule 18f-3 Multi-Class Plan. (12)

11.	Opinion of Foley & Lardner LLP regarding legality of issuance of shares (filed herewith).

12.	Opinion of Foley & Lardner LLP regarding tax matters (to be filed by amendment).

13.	(a)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC. (4)

	(b)	Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC. (4)

	(c)	Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC.(4)

	(d)	Service Plan for Leuthold Select Industries Fund and Grizzly Short Fund.(2)

	(e)	Service Plan for Leuthold Core Investment Fund. (3)

14.	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (to be filed by amendment).

15.	None.

16.	None.

17.	Not Applicable.

(1)

Previously filed as an exhibit to Post-Effective Amendment No. 3 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 3 was filed on January 26 , 1998 and its accession number is 0000897069-98-000011.

(2)

Previously filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 6 was filed on March 31, 2000 and its accession number is 0000897069-00-000206.

(3)

Previously filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 9 was filed on January 31, 2002 and its accession number is 0000897069-02-000061.

(4)

Previously filed as an exhibit to Post-Effective Amendment No. 12 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 12 was filed on February 19, 2004 and its accession number is 0000897069-04-000430.

(5)

Previously filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 16 was filed on January 30, 2006 and its accession number is 0000897069-06-000222.

(6)

Previously filed as an exhibit to Post-Effective Amendment No. 18 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 18 was filed on May 19, 2006 and its accession number is 0000897069-06-001366.

(7)

Previously filed as an exhibit to Post-Effective Amendment No. 20 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 20 was filed on November 13, 2006 and its accession number is 0000897069-06-002390.

(8)

Previously filed as an exhibit to Post-Effective Amendment No. 22 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 22 was filed on January 30, 2007 and its accession number is 0000897069-07-000221.

(9)

Previously filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 24 was filed on November 16, 2007 and its accession number is 0000897069-07-002059.

(10)

Previously filed as an exhibit to Post-Effective Amendment No. 25 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 25 was filed on January 31, 2008 and its accession number is 0000897069-08-000193.

(11)

Previously filed as an exhibit to Post-Effective Amendment No. 28 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 28 was filed on November 30, 2009 and its accession number is 0000897101-09-002462.

(12)

Previously filed as an exhibit to Post-Effective Amendment No. 31 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 31 was filed on May 13, 2010 and its accession number is 0000897101-10-001026.

(13)

Previously filed as an exhibit to Post-Effective Amendment No. 34 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 31 was filed on January 31, 2012 and its accession number is 0000897101-12-000129.

ITEM 17.	UNDERTAKINGS.

          (1)      The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2)     The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

          As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Minneapolis and State of Minnesota, on the 13th day of September, 2013.

LEUTHOLD FUNDS, INC.
(Registrant)

By:	/s/ John C. Mueller
John C. Mueller, President

          As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ John C. Mueller	President (Principal Executive	September 13, 2013
John C. Mueller	Officer) and a Director

/s/ Holly J. Weiss	Secretary and Treasurer	September 13, 2013
Holly J. Weiss	(Principal Financial and
Accounting Officer)

/s/ Lawrence L. Horsch	Director	September 13, 2013
Lawrence L. Horsch

/s/ Paul M. Kelnberger	Director	September 13, 2013
Paul M. Kelnberger

/s/ Addison L. Piper	Director	September 13, 2013
Addison L. Piper

Signature Page

EXHIBIT INDEX

Exhibit No.			Exhibit

	1.	(a)	Registrant’s Articles of Incorporation. *

		(b)	Articles Supplementary. *

		(c)	Articles Supplementary. *

		(d)	Articles Supplementary. *

		(e)	Articles Supplementary. *

		(f)	Articles Supplementary. *

		(g)	Articles Supplementary. *

		(h)	Articles Supplementary. *

		(i)	Articles Supplementary. *

		(j)	Articles Supplementary. *

		(k)	Articles Supplementary. *

	2.	Registrant’s Bylaws. *

	3.	None.

	4.	Plan of Acquisition and Liquidation is incorporated by reference to Exhibit A to the Prospectus filed herewith as Part A to this registration statement on Form N-14.

	5.	None.

	6.	(a)	Investment Advisory Agreement (Leuthold Core Investment Fund). *

		(b)	Investment Advisory Agreement (Leuthold Asset Allocation Fund). *

		(c)	Investment Advisory Agreement (Leuthold Global Fund). *

		(d)	Investment Advisory Agreement (Leuthold Select Industries Fund). *

		(e)	Investment Advisory Agreement (Grizzly Short Fund). *

		(f)	Investment Advisory Agreement (Leuthold Global Industries Fund). *

	7.	None.

	8.	None.

	9.	Custody Agreement with U.S. Bank National Association. *

	10.	(a)	Service and Distribution Plan for Leuthold Asset Allocation Fund. *

		(a)	Service and Distribution Plan for Leuthold Global Fund. *

		(b)	Service and Distribution Plan for Leuthold Global Industries Fund. *

		(c)	Amended and Restated Rule 18f-3 Multi-Class Plan. *

	11.	Opinion of Foley & Lardner LLP regarding legality of issuance of shares (filed herewith).

Exhibit Index

Exhibit No.			Exhibit

	12.	Opinion of Foley & Lardner LLP regarding tax matters (to be filed by amendment).

	13.	(a)	Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC. *

		(b)	Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC. *

		(c)	Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC. *

		(d)	Service Plan for Leuthold Select Industries Fund and Grizzly Short Fund. *

		(e)	Service Plan for Leuthold Core Investment Fund. *

	14.	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (to be filed by amendment).

	15.	None.

	16.	None.

	17.	Not Applicable.

*Filed previously.

Exhibit Index